UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02594
MFS SERIES TRUST IV
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Blended Research® Emerging Markets Equity Fund
Class A-BRKAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$62	1.24%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKA-SEM

MFS® Blended Research® Emerging Markets Equity Fund
Class B-BRKBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$99	1.99%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKB-SEM

MFS® Blended Research® Emerging Markets Equity Fund
Class C-BRKCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$99	1.99%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKC-SEM

MFS® Blended Research® Emerging Markets Equity Fund
Class I-BRKIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$49	0.99%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKI-SEM

MFS® Blended Research® Emerging Markets Equity Fund
Class R1-BRKRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$62	1.24%
For the period from September 1, 2024 through February 28, 2025, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment (annualized)” would have been approximately $99 and 1.99%, respectively.
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKR1-SEM

MFS® Blended Research® Emerging Markets Equity Fund
Class R2-BRKSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$74	1.49%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKR2-SEM

MFS® Blended Research® Emerging Markets Equity Fund
Class R3-BRKTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$62	1.24%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKR3-SEM

MFS® Blended Research® Emerging Markets Equity Fund
Class R4-BRKUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$49	0.99%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKR4-SEM

MFS® Blended Research® Emerging Markets Equity Fund
Class R6-BRKVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$45	0.90%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	89,556,776	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	135
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.5%
BYD Co. Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	2.2%
Tata Consultancy Services Ltd.	1.6%
Emaar Properties PJSC	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
Issuer country weightings
China	30.8%
Taiwan	17.3%
India	14.3%
South Korea	9.8%
Brazil	5.2%
United Arab Emirates	3.1%
Thailand	2.4%
South Africa	2.4%
Indonesia	2.3%
Other Countries	12.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKR6-SEM

MFS® Blended Research®
International Equity Fund
Class A-BRXAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$45	0.89%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXA-SEM

MFS® Blended Research®
International Equity Fund
Class B-BRXBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$82	1.64%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXB-SEM

MFS® Blended Research®
International Equity Fund
Class C-BRXCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$82	1.64%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXC-SEM

MFS® Blended Research®
International Equity Fund
Class I-BRXIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$32	0.64%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXI-SEM

MFS® Blended Research®
International Equity Fund
Class R1-BRXRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$82	1.64%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXR1-SEM

MFS® Blended Research®
International Equity Fund
Class R2-BRXSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$57	1.14%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXR2-SEM

MFS® Blended Research®
International Equity Fund
Class R3-BRXTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$45	0.89%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXR3-SEM

MFS® Blended Research®
International Equity Fund
Class R4-BRXUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$32	0.64%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXR4-SEM

MFS® Blended Research®
International Equity Fund
Class R6-BRXVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$29	0.57%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	879,952,586	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	151
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Tencent Holdings Ltd.	2.5%
Roche Holding AG	2.3%
Barclays PLC	1.8%
Compagnie de Saint-Gobain S.A.	1.7%
UBS Group AG	1.6%
NatWest Group PLC	1.6%
KDDI Corp.	1.6%
DBS Group Holdings Ltd.	1.5%
Sanofi	1.4%
Issuer country weightings
Japan	14.3%
France	10.5%
United Kingdom	9.4%
China	8.4%
Canada	7.7%
Taiwan	4.9%
Switzerland	4.6%
Netherlands	4.2%
South Korea	4.1%
Other Countries	31.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXR6-SEM

MFS® Global New Discovery Fund
Class A-GLNAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$66	1.36%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDA-SEM

MFS® Global New Discovery Fund
Class B-GLNBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$102	2.11%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDB-SEM

MFS® Global New Discovery Fund
Class C-GLNCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$102	2.11%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDC-SEM

MFS® Global New Discovery Fund
Class I-GLNIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$53	1.10%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDI-SEM

MFS® Global New Discovery Fund
Class R1-GLNJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$102	2.11%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDR1-SEM

MFS® Global New Discovery Fund
Class R2-GLNKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$78	1.61%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDR2-SEM

MFS® Global New Discovery Fund
Class R3-GLNLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$66	1.36%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDR3-SEM

MFS® Global New Discovery Fund
Class R4-GLNMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$53	1.10%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDR4-SEM

MFS® Global New Discovery Fund
Class R6-GLNNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$49	1.01%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	70,783,016	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Euronext N.V.	2.2%
GFL Environmental, Inc.	2.2%
AUB Group Ltd.	2.0%
Melrose Industries PLC	1.9%
RB Global, Inc.	1.9%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
Wabtec Corp.	1.7%
U.S. Foods Holding Corp.	1.7%
Issuer country weightings
United States	50.3%
Japan	8.7%
United Kingdom	8.7%
Germany	4.9%
Canada	4.8%
France	4.5%
Brazil	3.1%
Australia	2.9%
Switzerland	2.0%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDR6-SEM

MFS® U.S. Government
Money Market Fund
MCMXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Money Market Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS U.S. Government Money Market Fund	$23	0.45%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	356,867,971
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	67.1%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	32.9%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.8%
8 - 29 days	18.0%
30 - 59 days	25.8%
60 - 89 days	13.2%
90 - 365 days	5.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCM-SEM

MFS® Mid Cap Growth Fund
Class A-OTCAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$51	1.01%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCA-SEM

MFS® Mid Cap Growth Fund
Class B-OTCBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$88	1.75%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCB-SEM

MFS® Mid Cap Growth Fund
Class C-OTCCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$88	1.75%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCC-SEM

MFS® Mid Cap Growth Fund
Class I-OTCIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$38	0.76%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCI-SEM

MFS® Mid Cap Growth Fund
Class R1-OTCGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$88	1.75%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCR1-SEM

MFS® Mid Cap Growth Fund
Class R2-MCPRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$63	1.25%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCR2-SEM

MFS® Mid Cap Growth Fund
Class R3-OTCHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$51	1.01%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCR3-SEM

MFS® Mid Cap Growth Fund
Class R4-OTCJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$38	0.76%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCR4-SEM

MFS® Mid Cap Growth Fund
Class R6-OTCKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$32	0.64%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	14,905,402,883	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	97
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Industrials	21.6%
Information Technology	20.5%
Financials	14.4%
Health Care	10.9%
Consumer Discretionary	10.6%
Communication Services	10.5%
Energy	3.3%
Real Estate	2.5%
Materials	1.5%
Utilities	1.5%
Consumer Staples	1.2%
Top ten holdings
Spotify Technology S.A.	3.7%
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	2.9%
Guidewire Software, Inc.	2.7%
Verisk Analytics, Inc., "A"	2.4%
Tyler Technologies, Inc.	2.3%
LPL Financial Holdings, Inc.	2.2%
Gartner, Inc.	2.1%
Arthur J. Gallagher & Co.	2.1%
HubSpot, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global New Discovery Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global New Discovery Fund
Portfolio of Investments − 2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace & Defense – 5.6%
Howmet Aerospace, Inc.	2,803	$ 382,890
Melrose Industries PLC	169,660	1,374,728
Singapore Technologies Engineering Ltd.	191,400	767,332
Standard Aero, Inc. (a)	15,288	431,580
Teledyne Technologies, Inc. (a)	1,900	978,538
		$3,935,068
Alcoholic Beverages – 0.7%
China Resources Beer Holdings Co. Ltd.	161,000	$ 515,478
Apparel Manufacturers – 1.8%
Burberry Group PLC	41,847	$ 579,942
Skechers USA, Inc., “A” (a)	11,928	727,489
		$1,307,431
Automotive – 3.0%
Atmus Filtration Technologies, Inc.	20,769	$ 826,606
Lear Corp.	5,800	545,142
LKQ Corp.	11,769	496,534
Modine Manufacturing Co. (a)	2,706	228,820
		$2,097,102
Brokerage & Asset Managers – 5.9%
B3 S.A. - Brasil Bolsa Balcao	385,700	$ 681,304
Carlyle Group, Inc.	20,009	997,248
Cboe Global Markets, Inc.	4,451	938,271
Euronext N.V.	12,188	1,540,270
		$4,157,093
Business Services – 6.6%
Elis S.A.	27,555	$ 565,724
IMCD Group N.V.	3,291	491,474
NS Solutions Corp.	34,800	912,021
RS Group PLC	62,364	481,307
Scout24 AG	9,321	912,283
Sodexo	7,265	560,425
UL Solutions, Inc.	13,802	734,128
		$4,657,362
Chemicals – 3.4%
Borregaard ASA	46,145	$ 763,668
Element Solutions, Inc.	33,187	866,513
UPL Ltd.	102,762	743,319
		$2,373,500
GNDFS-SEM
1

MFS Global New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 6.4%
CCC Intelligent Holdings, Inc. (a)	71,079	$ 724,295
Dun & Bradstreet Holdings, Inc.	53,442	484,719
Kinaxis, Inc. (a)	4,739	516,532
OBIC Co. Ltd.	36,600	1,054,442
Okta, Inc. (a)	4,474	404,852
Pegasystems, Inc.	5,753	451,668
ServiceTitan, Inc., “A” (a)	1,009	95,795
Totvs S.A.	135,900	806,954
		$4,539,257
Computer Software - Systems – 2.3%
Amadeus IT Group S.A.	7,645	$ 581,227
Kardex AG	2,283	661,915
Q2 Holdings, Inc. (a)	4,102	358,392
		$1,601,534
Construction – 6.5%
Allegion PLC	5,344	$ 687,826
AZEK Co., Inc. (a)	14,889	697,550
Breedon Group PLC	153,956	852,231
Knife River Corp. (a)	3,417	326,939
Mid-America Apartment Communities, Inc., REIT	7,009	1,178,353
Sun Communities, Inc., REIT	6,553	892,191
		$4,635,090
Containers – 0.7%
Verallia S.A.	17,538	$ 494,555
Electrical Equipment – 1.7%
Advanced Drainage Systems, Inc.	4,415	$ 491,787
nVent Electric PLC	11,552	697,048
		$1,188,835
Electronics – 1.9%
ASM International N.V.	823	$ 438,139
Onto Innovation, Inc. (a)	3,554	517,676
VAT Group AG	989	375,287
		$1,331,102
Energy - Independent – 1.3%
Matador Resources Co.	17,490	$ 915,427
Engineering - Construction – 2.2%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	139,166	$ 325,741
Jacobs Solutions, Inc.	9,632	1,233,955
		$1,559,696
Entertainment – 2.2%
CTS Eventim AG	8,085	$ 885,664
Lottery Corp. Ltd.	226,878	671,951
		$1,557,615
2

MFS Global New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 3.5%
Bakkafrost P/F	10,659	$ 535,633
Cranswick PLC	16,928	1,044,497
Toyo Suisan Kaisha Ltd.	8,700	515,158
Universal Robina Corp.	361,540	412,707
		$2,507,995
Forest & Paper Products – 1.5%
International Paper Co.	19,348	$ 1,090,260
General Merchandise – 0.6%
B&M European Value Retail S.A.	126,154	$ 443,841
Insurance – 2.0%
AUB Group Ltd.	71,395	$ 1,379,370
Internet – 1.2%
Digital Garage, Inc.	28,100	$ 829,783
Machinery & Tools – 10.5%
AGCO Corp.	5,881	$ 570,281
Azbil Corp.	77,200	592,328
Flowserve Corp.	7,727	425,294
IDEX Corp.	3,749	728,543
Interpump Group S.p.A	10,015	378,785
Nordson Corp.	3,206	674,190
RB Global, Inc.	12,980	1,328,892
Veralto Corp.	10,580	1,055,461
Wabtec Corp.	6,647	1,232,088
Zurn Elkay Water Solutions Corp.	12,662	448,615
		$7,434,477
Medical & Health Technology & Services – 2.2%
AS ONE Corp.	25,800	$ 397,517
ICON PLC (a)	3,007	571,390
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	309,328	556,175
		$1,525,082
Medical Equipment – 3.8%
Bio-Techne Corp.	7,221	$ 445,897
Gerresheimer AG	6,937	581,516
STERIS PLC	6,053	1,327,181
Tecan Group AG	1,581	345,891
		$2,700,485
Oil Services – 1.2%
TechnipFMC PLC	29,343	$ 863,858
Other Banks & Diversified Financials – 2.6%
Pacific Premier Bancorp, Inc.	19,728	$ 471,302
Prosperity Bancshares, Inc.	7,344	563,725
Shizuoka Financial Group, Inc.	80,300	816,859
		$1,851,886
3

MFS Global New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 3.0%
Daiseki Co. Ltd.	24,600	$ 603,373
GFL Environmental, Inc.	33,846	1,528,486
		$2,131,859
Real Estate – 2.0%
Big Yellow Group PLC, REIT	37,188	$ 434,575
LEG Immobilien SE	5,822	484,485
Unite Group PLC, REIT	49,536	520,611
		$1,439,671
Restaurants – 3.0%
Aramark	23,875	$ 884,569
U.S. Foods Holding Corp. (a)	17,056	1,222,574
		$2,107,143
Specialty Chemicals – 2.1%
Axalta Coating Systems Ltd. (a)	12,352	$ 447,266
Croda International PLC	10,249	427,213
Symrise AG	6,150	619,596
		$1,494,075
Specialty Stores – 3.4%
Burlington Stores, Inc. (a)	5,069	$ 1,263,854
Multiplan Empreendimentos Imobiliarios S.A.	200,127	712,111
ZOZO, Inc.	14,100	442,036
		$2,418,001
Telecom - Infrastructure – 0.9%
Wireless Infrastructure Italian S.p.A.	63,233	$ 634,957
Trucking – 2.0%
Saia, Inc. (a)	1,319	$ 540,051
XPO, Inc. (a)	7,027	864,040
		$1,404,091
Total Common Stocks (Identified Cost, $56,719,286)		$69,122,979
Mutual Funds (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.38% (v) (Identified Cost, $1,513,836)	1,513,685	$ 1,513,836
Other Assets, Less Liabilities – 0.2%		146,201
Net Assets – 100.0%		$70,783,016
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,513,836 and $69,122,979, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
4

MFS Global New Discovery Fund
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Global New Discovery Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $56,719,286)	$69,122,979
Investments in affiliated issuers, at value (identified cost, $1,513,836)	1,513,836
Foreign currency, at value (identified cost, $3)	3
Receivables for
Fund shares sold	81,232
Dividends	134,121
Receivable from investment adviser	20,935
Other assets	30,253
Total assets	$70,903,359
Liabilities
Payables for
Fund shares reacquired	$42,273
Payable to affiliates
Administrative services fee	112
Shareholder servicing costs	13,873
Distribution and service fees	442
Payable for independent Trustees' compensation	590
Deferred foreign capital gains tax expense payable	416
Payable for custodian fee	14,604
Payable for audit and tax fees	37,494
Accrued expenses and other liabilities	10,539
Total liabilities	$120,343
Net assets	$70,783,016
Net assets consist of
Paid-in capital	$62,602,249
Total distributable earnings (loss)	8,180,767
Net assets	$70,783,016
Shares of beneficial interest outstanding	3,126,124
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$22,434,153	1,006,318	$22.29
Class B	938,206	47,081	19.93
Class C	1,121,298	56,271	19.93
Class I	18,753,296	818,467	22.91
Class R1	134,719	6,766	19.91
Class R2	187,379	8,704	21.53
Class R3	815,741	36,617	22.28
Class R4	202,726	8,843	22.93
Class R6	26,195,498	1,137,057	23.04
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.65 [100 / 94.25 x $22.29]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Global New Discovery Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$476,935
Dividends from affiliated issuers	40,819
Income on securities loaned	72
Other	19
Foreign taxes withheld	(28,431)
Total investment income	$489,414
Expenses
Management fee	$366,493
Distribution and service fees	45,049
Shareholder servicing costs	31,856
Administrative services fee	10,499
Independent Trustees' compensation	1,732
Custodian fee	11,087
Shareholder communications	7,524
Audit and tax fees	39,073
Legal fees	190
Registration fees	63,116
Miscellaneous	19,238
Total expenses	$595,857
Reduction of expenses by investment adviser	(148,841)
Net expenses	$447,016
Net investment income (loss)	$42,398
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $8,972 foreign capital gains tax)	$1,492,796
Affiliated issuers	348
Foreign currency	(13,675)
Net realized gain (loss)	$1,479,469
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $439 decrease in deferred foreign capital gains tax)	$(4,529,045)
Affiliated issuers	(567)
Translation of assets and liabilities in foreign currencies	(1,291)
Net unrealized gain (loss)	$(4,530,903)
Net realized and unrealized gain (loss)	$(3,051,434)
Change in net assets from operations	$(3,009,036)
See Notes to Financial Statements
7

MFS Global New Discovery Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24
Change in net assets
From operations
Net investment income (loss)	$42,398	$409,859
Net realized gain (loss)	1,479,469	790,407
Net unrealized gain (loss)	(4,530,903)	8,216,668
Change in net assets from operations	$(3,009,036)	$9,416,934
Total distributions to shareholders	$(381,749)	$—
Change in net assets from fund share transactions	$(3,735,370)	$(308,812)
Total change in net assets	$(7,126,155)	$9,108,122
Net assets
At beginning of period	77,909,171	68,801,049
At end of period	$70,783,016	$77,909,171
See Notes to Financial Statements
8

MFS Global New Discovery Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$23.32	$20.56	$18.22	$27.56	$21.57	$18.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.09	$0.05	$(0.10)	$(0.06)	$(0.06)
Net realized and unrealized gain (loss)	(0.94)	2.67	2.29	(7.66)	6.96	3.49
Total from investment operations	$(0.95)	$2.76	$2.34	$(7.76)	$6.90	$3.43
Less distributions declared to shareholders
From net investment income	$(0.08)	$—	$—	$—	$—	$—
From net realized gain	—	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$(0.08)	$—	$—	$(1.58)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$22.29	$23.32	$20.56	$18.22	$27.56	$21.57
Total return (%) (r)(s)(t)(x)	(4.09)(n)	13.42	12.84	(29.71)	32.82	18.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	1.80	1.78	1.67	1.68	1.97
Expenses after expense reductions	1.36(a)	1.35	1.35	1.35	1.34	1.49
Net investment income (loss)	(0.06)(a)	0.41	0.26	(0.45)	(0.26)	(0.32)
Portfolio turnover rate	18(n)	37	29	36	36	84
Net assets at end of period (000 omitted)	$22,434	$26,744	$24,868	$23,856	$44,743	$17,029

See Notes to Financial Statements
9

MFS Global New Discovery Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$20.85	$18.52	$16.54	$25.35	$20.05	$17.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.07)	$(0.09)	$(0.24)	$(0.25)	$(0.19)
Net realized and unrealized gain (loss)	(0.84)	2.40	2.07	(6.99)	6.46	3.25
Total from investment operations	$(0.92)	$2.33	$1.98	$(7.23)	$6.21	$3.06
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$—	$—	$—	$(1.58)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$19.93	$20.85	$18.52	$16.54	$25.35	$20.05
Total return (%) (r)(s)(t)(x)	(4.41)(n)	12.58	11.97	(30.24)	31.84	17.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.50(a)	2.54	2.53	2.43	2.46	2.72
Expenses after expense reductions	2.11(a)	2.10	2.10	2.10	2.10	2.24
Net investment income (loss)	(0.79)(a)	(0.37)	(0.52)	(1.15)	(1.12)	(1.08)
Portfolio turnover rate	18(n)	37	29	36	36	84
Net assets at end of period (000 omitted)	$938	$1,220	$1,518	$1,739	$2,979	$2,678
Class C	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$20.85	$18.52	$16.54	$25.35	$20.05	$17.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.07)	$(0.09)	$(0.24)	$(0.25)	$(0.19)
Net realized and unrealized gain (loss)	(0.84)	2.40	2.07	(6.99)	6.46	3.25
Total from investment operations	$(0.92)	$2.33	$1.98	$(7.23)	$6.21	$3.06
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$—	$—	$—	$(1.58)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$19.93	$20.85	$18.52	$16.54	$25.35	$20.05
Total return (%) (r)(s)(t)(x)	(4.41)(n)	12.58	11.97	(30.24)	31.84	17.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.50(a)	2.54	2.54	2.43	2.46	2.72
Expenses after expense reductions	2.11(a)	2.10	2.10	2.10	2.10	2.24
Net investment income (loss)	(0.80)(a)	(0.37)	(0.54)	(1.16)	(1.13)	(1.08)
Portfolio turnover rate	18(n)	37	29	36	36	84
Net assets at end of period (000 omitted)	$1,121	$1,317	$1,578	$2,137	$3,896	$3,422

See Notes to Financial Statements
10

MFS Global New Discovery Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$24.00	$21.11	$18.66	$28.15	$21.96	$19.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.15	$0.10	$(0.06)	$(0.00)(w)	$(0.02)
Net realized and unrealized gain (loss)	(0.97)	2.74	2.35	(7.83)	7.10	3.56
Total from investment operations	$(0.95)	$2.89	$2.45	$(7.89)	$7.10	$3.54
Less distributions declared to shareholders
From net investment income	$(0.14)	$—	$—	$(0.02)	$—	$—
From net realized gain	—	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$(0.14)	$—	$—	$(1.60)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$22.91	$24.00	$21.11	$18.66	$28.15	$21.96
Total return (%) (r)(s)(t)(x)	(3.97)(n)	13.69	13.13	(29.55)	33.16	18.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.50(a)	1.55	1.54	1.40	1.43	1.72
Expenses after expense reductions	1.10(a)	1.10	1.10	1.10	1.09	1.24
Net investment income (loss)	0.20(a)	0.67	0.50	(0.26)	(0.02)	(0.09)
Portfolio turnover rate	18(n)	37	29	36	36	84
Net assets at end of period (000 omitted)	$18,753	$19,599	$17,671	$20,703	$61,502	$18,688
Class R1	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$20.84	$18.51	$16.53	$25.33	$20.04	$17.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.06)	$(0.08)	$(0.23)	$(0.25)	$(0.19)
Net realized and unrealized gain (loss)	(0.85)	2.39	2.06	(6.99)	6.45	3.25
Total from investment operations	$(0.93)	$2.33	$1.98	$(7.22)	$6.20	$3.06
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$—	$—	$—	$(1.58)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$19.91	$20.84	$18.51	$16.53	$25.33	$20.04
Total return (%) (r)(s)(t)(x)	(4.46)(n)	12.59	11.98	(30.22)	31.80	17.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.50(a)	2.55	2.53	2.43	2.45	2.72
Expenses after expense reductions	2.11(a)	2.10	2.10	2.10	2.09	2.24
Net investment income (loss)	(0.80)(a)	(0.34)	(0.48)	(1.13)	(1.11)	(1.08)
Portfolio turnover rate	18(n)	37	29	36	36	84
Net assets at end of period (000 omitted)	$135	$141	$130	$114	$160	$120

See Notes to Financial Statements
11

MFS Global New Discovery Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$22.50	$19.89	$17.67	$26.85	$21.09	$18.36
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.03	$(0.00)(w)	$(0.13)	$(0.14)	$(0.11)
Net realized and unrealized gain (loss)	(0.91)	2.58	2.22	(7.47)	6.81	3.42
Total from investment operations	$(0.94)	$2.61	$2.22	$(7.60)	$6.67	$3.31
Less distributions declared to shareholders
From net investment income	$(0.03)	$—	$—	$—	$—	$—
From net realized gain	—	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$(0.03)	$—	$—	$(1.58)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$21.53	$22.50	$19.89	$17.67	$26.85	$21.09
Total return (%) (r)(s)(t)(x)	(4.17)(n)	13.12	12.56	(29.91)	32.47	18.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.00(a)	2.05	2.04	1.94	1.95	2.22
Expenses after expense reductions	1.61(a)	1.60	1.60	1.60	1.59	1.74
Net investment income (loss)	(0.29)(a)	0.16	(0.00)	(0.61)	(0.61)	(0.58)
Portfolio turnover rate	18(n)	37	29	36	36	84
Net assets at end of period (000 omitted)	$187	$198	$179	$225	$237	$178
Class R3	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$23.31	$20.56	$18.22	$27.56	$21.57	$18.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.09	$0.07	$(0.08)	$(0.09)	$(0.06)
Net realized and unrealized gain (loss)	(0.93)	2.66	2.27	(7.68)	6.99	3.49
Total from investment operations	$(0.94)	$2.75	$2.34	$(7.76)	$6.90	$3.43
Less distributions declared to shareholders
From net investment income	$(0.09)	$—	$—	$—	$—	$—
From net realized gain	—	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$(0.09)	$—	$—	$(1.58)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$22.28	$23.31	$20.56	$18.22	$27.56	$21.57
Total return (%) (r)(s)(t)(x)	(4.05)(n)	13.38	12.84	(29.71)	32.82	18.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	1.80	1.76	1.68	1.70	1.97
Expenses after expense reductions	1.36(a)	1.35	1.35	1.35	1.34	1.49
Net investment income (loss)	(0.05)(a)	0.42	0.34	(0.37)	(0.35)	(0.31)
Portfolio turnover rate	18(n)	37	29	36	36	84
Net assets at end of period (000 omitted)	$816	$860	$731	$189	$294	$206

See Notes to Financial Statements
12

MFS Global New Discovery Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$24.02	$21.13	$18.67	$28.15	$21.96	$19.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.18	$0.08	$(0.03)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	(0.97)	2.71	2.38	(7.85)	7.13	3.56
Total from investment operations	$(0.95)	$2.89	$2.46	$(7.88)	$7.10	$3.54
Less distributions declared to shareholders
From net investment income	$(0.14)	$—	$—	$(0.02)	$—	$—
From net realized gain	—	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$(0.14)	$—	$—	$(1.60)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$22.93	$24.02	$21.13	$18.67	$28.15	$21.96
Total return (%) (r)(s)(t)(x)	(3.95)(n)	13.68	13.18	(29.53)	33.16	18.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.50(a)	1.55	1.56	1.43	1.45	1.72
Expenses after expense reductions	1.10(a)	1.10	1.10	1.10	1.09	1.24
Net investment income (loss)	0.20(a)	0.82	0.41	(0.13)	(0.11)	(0.08)
Portfolio turnover rate	18(n)	37	29	36	36	84
Net assets at end of period (000 omitted)	$203	$208	$93	$82	$116	$87
Class R6	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$24.14	$21.21	$18.73	$28.24	$22.01	$19.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.17	$0.12	$(0.01)	$(0.00)(w)	$0.01
Net realized and unrealized gain (loss)	(0.97)	2.76	2.36	(7.88)	7.14	3.55
Total from investment operations	$(0.94)	$2.93	$2.48	$(7.89)	$7.14	$3.56
Less distributions declared to shareholders
From net investment income	$(0.16)	$—	$—	$(0.04)	$—	$—
From net realized gain	—	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$(0.16)	$—	$—	$(1.62)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$23.04	$24.14	$21.21	$18.73	$28.24	$22.01
Total return (%) (r)(s)(t)(x)	(3.90)(n)	13.81	13.24	(29.49)	33.27	19.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.40(a)	1.45	1.43	1.33	1.37	1.62
Expenses after expense reductions	1.01(a)	1.00	1.01	1.00	1.01	1.15
Net investment income (loss)	0.30(a)	0.77	0.62	(0.03)	(0.01)	0.03
Portfolio turnover rate	18(n)	37	29	36	36	84
Net assets at end of period (000 omitted)	$26,195	$27,624	$22,034	$14,688	$20,788	$13,432

See Notes to Financial Statements
13

MFS Global New Discovery Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
15

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited) - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$34,002,671	$—	$—	$34,002,671
Japan	—	6,163,517	—	6,163,517
United Kingdom	955,186	5,203,759	—	6,158,945
Germany	2,902,028	581,516	—	3,483,544
Canada	3,373,910	—	—	3,373,910
France	—	3,160,974	—	3,160,974
Brazil	2,200,369	—	—	2,200,369
Australia	—	2,051,321	—	2,051,321
Switzerland	—	1,383,093	—	1,383,093
Other Countries	5,304,602	1,840,033	—	7,144,635
Investment Companies	1,513,836	—	—	1,513,836
Total	$50,252,602	$20,384,213	$—	$70,636,815
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund
16

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited) - continued
with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended August 31, 2024.
The federal tax cost and the tax basis components of distributable earnings were as follows:
17

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/25
Cost of investments	$58,927,690
Gross appreciation	15,438,000
Gross depreciation	(3,728,875)
Net unrealized appreciation (depreciation)	$11,709,125
As of 8/31/24
Undistributed ordinary income	380,717
Capital loss carryforwards	(5,037,459)
Other temporary differences	(13,161)
Net unrealized appreciation (depreciation)	16,241,455
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,769,546)
Long-Term	(2,267,913)
Total	$(5,037,459)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/25	Year ended 8/31/24
Class A	$83,292	$—
Class I	112,932	—
Class R2	272	—
Class R3	3,265	—
Class R4	1,221	—
Class R6	180,767	—
Total	$381,749	$—
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.975%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this management fee reduction amounted to $5,133, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.96% of the fund's average daily net assets.
18

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.01%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this reduction amounted to $143,708, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,193 for the six months ended February 28, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 31,437
Class B	0.75%	0.25%	1.00%	1.00%	5,395
Class C	0.75%	0.25%	1.00%	1.00%	6,000
Class R1	0.75%	0.25%	1.00%	1.00%	687
Class R2	0.25%	0.25%	0.50%	0.50%	476
Class R3	—	0.25%	0.25%	0.25%	1,054
Total Distribution and Service Fees					$45,049
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2025, were as follows:
Amount
Class A	$54
Class B	7
Class C	50
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2025, the fee was $5,571, which equated to 0.0148% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $26,285.
19

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.0279% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$70
8/19/2024	Redemption	Class B	3	55
8/19/2024	Redemption	Class C	3	65
8/19/2024	Redemption	Class I	3	76
At February 28, 2025, MFS held approximately 68% and 52% of the outstanding shares of Class R1 and Class R2, respectively.
(4)  Portfolio Securities
For the six months ended February 28, 2025, purchases and sales of investments, other than short-term obligations, aggregated $13,134,731 and $16,400,630, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	57,008	$1,305,242	170,754	$3,639,915
Class B	—	—	528	10,351
Class C	826	16,969	4,146	76,656
Class I	134,081	3,160,192	204,113	4,441,381
Class R1	18	360	38	720
Class R2	125	2,770	393	8,188
Class R3	1,711	39,305	3,509	75,708
Class R4	140	3,223	4,261	95,419
Class R6	132,291	3,124,511	291,925	6,415,734
	326,200	$7,652,572	679,667	$14,764,072
Shares issued to shareholders in reinvestment of distributions
Class A	3,762	$83,253	—	$—
Class I	4,915	111,729	—	—
Class R2	13	272	—	—
Class R3	148	3,265	—	—
Class R4	54	1,221	—	—
Class R6	7,031	160,666	—	—
	15,923	$360,406	—	$—
20

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(201,270)	$(4,618,317)	(233,260)	$(5,012,864)
Class B	(11,407)	(232,620)	(23,985)	(445,420)
Class C	(7,708)	(157,849)	(26,156)	(503,690)
Class I	(137,207)	(3,215,546)	(224,555)	(4,931,406)
Class R1	—	—	(332)	(6,931)
Class R2	(217)	(4,826)	(598)	(12,396)
Class R3	(2,109)	(47,327)	(2,177)	(47,489)
Class R6	(146,614)	(3,471,863)	(186,310)	(4,112,688)
	(506,532)	$(11,748,348)	(697,373)	$(15,072,884)
Net change
Class A	(140,500)	$(3,229,822)	(62,506)	$(1,372,949)
Class B	(11,407)	(232,620)	(23,457)	(435,069)
Class C	(6,882)	(140,880)	(22,010)	(427,034)
Class I	1,789	56,375	(20,442)	(490,025)
Class R1	18	360	(294)	(6,211)
Class R2	(79)	(1,784)	(205)	(4,208)
Class R3	(250)	(4,757)	1,332	28,219
Class R4	194	4,444	4,261	95,419
Class R6	(7,292)	(186,686)	105,615	2,303,046
	(164,409)	$(3,735,370)	(17,706)	$(308,812)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2025, the fund’s commitment fee and interest expense were $183 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,211,738	$9,969,849	$10,667,532	$348	$(567)	$1,513,836

21

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$40,819	$—
22

MFS Global New Discovery Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust IV, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	10,782,635,222.300	213,803,034.193
John A. Caroselli	10,789,639,397.240	206,798,859.252
Maureen R. Goldfarb	10,801,884,681.853	194,553,574.639
Peter D. Jones	10,785,228,152.608	211,210,103.884
John P. Kavanaugh	10,790,527,591.159	205,910,665.333
James W. Kilman, Jr.	10,792,741,790.244	203,696,466.248
Clarence Otis, Jr.	10,785,544,560.673	210,893,695.819
Michael W. Roberge	10,794,097,076.888	202,341,179.604
Maryanne L. Roepke	10,807,205,274.932	189,232,981.560
Paula E. Smith	10,806,574,443.766	189,863,812.726
Laurie J. Thomsen	10,807,129,665.340	189,308,591.152
Darrell A. Williams	10,791,882,861.823	204,555,394.669
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global New Discovery Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global New Discovery Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global New Discovery Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
24

MFS Mid Cap Growth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Growth Fund
Portfolio of Investments − 2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 6.1%
Axon Enterprise, Inc. (a)	405,197	$ 214,126,355
Hexcel Corp.	1,018,224	64,524,855
Howmet Aerospace, Inc.	4,061,309	554,774,809
Melrose Industries PLC	3,610,273	29,253,472
TransDigm Group, Inc.	35,565	48,624,468
		$911,303,959
Apparel Manufacturers – 0.2%
VF Corp.	1,476,092	$ 36,798,974
Automotive – 1.9%
ACV Auctions, Inc. (a)	5,213,364	$ 83,726,626
Copart, Inc. (a)	3,577,214	196,031,327
		$279,757,953
Broadcasting – 5.1%
Spotify Technology S.A. (a)	916,067	$ 556,977,897
TKO Group Holdings, Inc.	1,371,652	206,625,657
		$763,603,554
Brokerage & Asset Managers – 6.8%
Ares Management Co.	1,434,750	$ 245,256,165
Carlyle Group, Inc.	3,212,325	160,102,278
Evercore Partners, Inc.	151,790	36,702,822
LPL Financial Holdings, Inc.	867,275	322,400,808
TPG, Inc.	2,512,512	138,590,162
Tradeweb Markets, Inc.	773,267	104,677,154
		$1,007,729,389
Business Services – 8.6%
CoStar Group, Inc. (a)	2,361,457	$ 180,061,096
Morningstar, Inc.	725,454	227,589,429
MSCI, Inc.	446,424	263,617,836
TransUnion	2,739,691	253,229,639
Verisk Analytics, Inc., “A”	1,192,474	354,057,456
		$1,278,555,456
Computer Software – 16.2%
BILL Holdings, Inc. (a)	433,921	$ 23,952,439
Cadence Design Systems, Inc. (a)	531,573	133,159,036
Cloudflare, Inc., “A” (a)	418,777	60,848,298
Constellation Software, Inc.	84,811	292,344,851
Datadog, Inc., “A” (a)	1,630,890	190,080,229
Elastic N.V. (a)	581,397	67,651,355
Guidewire Software, Inc. (a)	1,999,403	402,519,812
HubSpot, Inc. (a)	410,118	296,921,331
Manhattan Associates, Inc. (a)	268,874	47,558,433
Okta, Inc. (a)	972,178	87,972,387
OTCFS-SEM
1

MFS Mid Cap Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Pegasystems, Inc.	590,511	$ 46,361,019
PTC, Inc. (a)	654,722	107,132,161
Robinhood Markets, Inc. (a)	2,028,001	101,602,850
SentinelOne, Inc., “A” (a)	678,328	13,993,907
ServiceNow, Inc. (a)	158,380	147,255,389
ServiceTitan, Inc., “A” (a)	275,256	26,132,805
Synopsys, Inc. (a)	54,134	24,754,395
Tyler Technologies, Inc. (a)	553,291	336,638,843
		$2,406,879,540
Computer Software - Systems – 2.2%
Arista Networks, Inc. (a)	387,640	$ 36,069,902
Block, Inc., “A” (a)	2,507,642	163,749,022
CDW Corp.	100,950	17,989,290
EPAM Systems, Inc. (a)	121,421	25,029,725
Q2 Holdings, Inc. (a)	953,962	83,347,660
		$326,185,599
Construction – 2.7%
AZEK Co., Inc. (a)	3,852,681	$ 180,498,105
Vulcan Materials Co.	913,708	225,969,125
		$406,467,230
Consumer Products – 0.8%
Church & Dwight Co., Inc.	664,315	$ 73,871,828
ODDITY Tech Ltd. (a)(l)	972,783	46,323,926
		$120,195,754
Consumer Services – 1.5%
Bright Horizons Family Solutions, Inc. (a)	1,714,718	$ 222,330,336
Electrical Equipment – 3.0%
AMETEK, Inc.	1,027,955	$ 194,591,881
Hubbell, Inc.	247,208	91,860,021
Vertiv Holdings Co.	1,722,663	163,945,838
		$450,397,740
Electronics – 1.9%
ASM International N.V.	73,847	$ 39,313,781
Astera Labs, Inc. (a)	640,384	47,612,551
Monolithic Power Systems, Inc.	312,506	190,944,291
		$277,870,623
Energy - Independent – 1.1%
Expand Energy Corp.	1,688,111	$ 166,920,416
Engineering - Construction – 0.9%
Quanta Services, Inc.	499,991	$ 129,812,663
Entertainment – 1.7%
Live Nation Entertainment, Inc. (a)	1,766,575	$ 253,256,192
2

MFS Mid Cap Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 2.8%
DraftKings, Inc. (a)	5,027,387	$ 220,501,194
Hyatt Hotels Corp.	1,376,104	193,961,859
		$414,463,053
Insurance – 2.1%
Arthur J. Gallagher & Co.	940,618	$ 317,684,323
Internet – 2.2%
Gartner, Inc. (a)	643,046	$ 320,442,683
Leisure & Toys – 3.7%
Roblox Corp., “A” (a)	1,856,099	$ 118,122,141
Take-Two Interactive Software, Inc. (a)	2,042,486	432,966,182
		$551,088,323
Machinery & Tools – 1.9%
Wabtec Corp.	1,549,121	$ 287,145,069
Medical & Health Technology & Services – 1.4%
Tempus AI, Inc. (a)(l)	227,907	$ 12,803,815
Veeva Systems, Inc. (a)	904,505	202,735,751
		$215,539,566
Medical Equipment – 7.8%
Agilent Technologies, Inc.	1,148,729	$ 146,945,414
Bio-Techne Corp.	1,392,354	85,977,859
DexCom, Inc. (a)	1,919,888	169,660,503
Masimo Corp. (a)	1,282,873	242,167,936
Natera, Inc. (a)	1,630,403	253,674,403
STERIS PLC	575,238	126,126,684
Waters Corp. (a)	346,501	130,748,687
		$1,155,301,486
Metals & Mining – 0.4%
Cameco Corp.	1,442,220	$ 63,515,369
Natural Gas - Pipeline – 1.7%
Cheniere Energy, Inc.	1,126,270	$ 257,420,271
Other Banks & Diversified Financials – 0.5%
NU Holdings Ltd. (a)	6,629,615	$ 71,268,361
Pharmaceuticals – 1.7%
Ascendis Pharma, ADR (a)	1,304,613	$ 204,276,303
Legend Biotech Corp., ADR (a)	1,562,265	54,694,898
		$258,971,201
Pollution Control – 0.9%
GFL Environmental, Inc.	3,057,347	$ 138,069,790
Printing & Publishing – 1.4%
Wolters Kluwer N.V.	1,323,974	$ 203,208,225
3

MFS Mid Cap Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.3%
CBRE Group, Inc., “A” (a)	1,353,383	$ 192,099,183
Restaurants – 2.0%
Aramark	2,739,735	$ 101,507,182
Chipotle Mexican Grill, Inc., “A” (a)	2,312,554	124,808,539
Sweetgreen, Inc. (a)	1,246,868	28,378,716
Wingstop, Inc.	212,468	49,883,237
		$304,577,674
Specialty Stores – 4.4%
BJ's Wholesale Club Holdings, Inc. (a)	520,755	$ 52,731,651
Burlington Stores, Inc. (a)	677,502	168,921,574
Coupang, Inc. (a)	2,572,878	60,977,209
Floor & Decor Holdings, Inc., “A” (a)	450,816	43,562,350
O'Reilly Automotive, Inc. (a)	131,756	180,985,312
Tractor Supply Co.	2,598,003	143,799,466
		$650,977,562
Trucking – 0.3%
Saia, Inc. (a)	109,264	$ 44,737,052
Utilities - Electric Power – 1.5%
Vistra Corp.	1,682,612	$ 224,897,920
Total Common Stocks (Identified Cost, $9,759,511,075)		$14,709,472,489
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	115,391	$ 0

Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.38% (v) (Identified Cost, $205,453,034)	205,439,078	$ 205,459,622
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.31% (j) (Identified Cost, $11,321,838)	11,321,838	$ 11,321,838
Other Assets, Less Liabilities – (0.1)%		(20,851,066)
Net Assets – 100.0%		$14,905,402,883
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $205,459,622 and $14,720,794,327, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
4

MFS Mid Cap Growth Fund
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Mid Cap Growth Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $11,580,561 of securities on loan (identified cost, $9,770,832,913)	$14,720,794,327
Investments in affiliated issuers, at value (identified cost, $205,453,034)	205,459,622
Foreign currency, at value (identified cost, $210)	207
Receivables for
Fund shares sold	30,603,233
Interest and dividends	3,939,658
Other assets	98,795
Total assets	$14,960,895,842
Liabilities
Payables for
Fund shares reacquired	$40,804,701
Collateral for securities loaned, at value (c)	11,321,838
Payable to affiliates
Investment adviser	505,265
Administrative services fee	3,345
Shareholder servicing costs	2,251,190
Distribution and service fees	37,873
Payable for independent Trustees' compensation	26,607
Accrued expenses and other liabilities	542,140
Total liabilities	$55,492,959
Net assets	$14,905,402,883
Net assets consist of
Paid-in capital	$9,399,334,895
Total distributable earnings (loss)	5,506,067,988
Net assets	$14,905,402,883
Shares of beneficial interest outstanding	483,936,263
(c)	Non-cash collateral is not included.
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,779,147,934	62,215,924	$28.60
Class B	4,687,900	217,033	21.60
Class C	71,557,472	3,439,514	20.80
Class I	4,281,006,729	137,546,776	31.12
Class R1	2,835,486	132,047	21.47
Class R2	24,915,617	950,708	26.21
Class R3	637,955,919	22,471,693	28.39
Class R4	306,002,515	10,099,146	30.30
Class R6	7,797,293,311	246,863,422	31.59
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $30.34 [100 / 94.25 x $28.60]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Mid Cap Growth Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$33,149,613
Dividends from affiliated issuers	5,051,690
Other	243,229
Income on securities loaned	83,174
Foreign taxes withheld	(63,164)
Total investment income	$38,464,542
Expenses
Management fee	$48,067,270
Distribution and service fees	3,557,572
Shareholder servicing costs	4,452,459
Administrative services fee	304,329
Independent Trustees' compensation	67,628
Custodian fee	237,898
Shareholder communications	370,717
Audit and tax fees	34,568
Legal fees	35,616
Miscellaneous	241,581
Total expenses	$57,369,638
Fees paid indirectly	(54)
Reduction of expenses by investment adviser and distributor	(1,034,462)
Net expenses	$56,335,122
Net investment income (loss)	$(17,870,580)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$934,090,876
Affiliated issuers	32,760
Foreign currency	212,788
Net realized gain (loss)	$934,336,424
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(277,641,954)
Affiliated issuers	(90,892)
Translation of assets and liabilities in foreign currencies	13,958
Net unrealized gain (loss)	$(277,718,888)
Net realized and unrealized gain (loss)	$656,617,536
Change in net assets from operations	$638,746,956
See Notes to Financial Statements
7

MFS Mid Cap Growth Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24
Change in net assets
From operations
Net investment income (loss)	$(17,870,580)	$(19,916,056)
Net realized gain (loss)	934,336,424	1,115,937,009
Net unrealized gain (loss)	(277,718,888)	1,205,564,041
Change in net assets from operations	$638,746,956	$2,301,584,994
Total distributions to shareholders	$(1,018,255,902)	$—
Change in net assets from fund share transactions	$563,693,108	$(654,671,065)
Total change in net assets	$184,184,162	$1,646,913,929
Net assets
At beginning of period	14,721,218,721	13,074,304,792
At end of period	$14,905,402,883	$14,721,218,721
See Notes to Financial Statements
8

MFS Mid Cap Growth Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$29.52	$25.03	$22.55	$31.84	$24.65	$20.19
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.11)	$(0.06)	$(0.15)	$(0.18)	$(0.07)
Net realized and unrealized gain (loss)	1.37	4.60	2.54	(8.02)	7.60	4.71
Total from investment operations	$1.30	$4.49	$2.48	$(8.17)	$7.42	$4.64
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$28.60	$29.52	$25.03	$22.55	$31.84	$24.65
Total return (%) (r)(s)(t)(x)	4.11(n)	17.94	11.00	(26.53)	30.30	23.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.04	1.04	1.03	1.01	1.05
Expenses after expense reductions (f)	1.01(a)	1.02	1.03	1.01	1.00	1.04
Net investment income (loss)	(0.50)(a)	(0.41)	(0.24)	(0.54)	(0.65)	(0.35)
Portfolio turnover rate	26(n)	35	30	21	23	34
Net assets at end of period (000 omitted)	$1,779,148	$1,760,265	$1,560,931	$1,477,097	$2,130,372	$1,483,320
Class B	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$22.88	$19.55	$17.75	$25.48	$19.91	$16.47
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.24)	$(0.18)	$(0.28)	$(0.31)	$(0.19)
Net realized and unrealized gain (loss)	1.08	3.57	1.98(g)	(6.33)(g)	6.11	3.81
Total from investment operations	$0.94	$3.33	$1.80	$(6.61)	$5.80	$3.62
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$21.60	$22.88	$19.55	$17.75	$25.48	$19.91
Total return (%) (r)(s)(t)(x)	3.71(n)	17.03	10.14	(27.05)	29.36	22.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.79	1.79	1.78	1.76	1.80
Expenses after expense reductions (f)	1.75(a)	1.77	1.78	1.76	1.75	1.79
Net investment income (loss)	(1.24)(a)	(1.16)	(0.99)	(1.30)	(1.39)	(1.10)
Portfolio turnover rate	26(n)	35	30	21	23	34
Net assets at end of period (000 omitted)	$4,688	$5,909	$8,033	$10,002	$18,021	$17,725

See Notes to Financial Statements
9

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$22.11	$18.89	$17.15	$24.66	$19.28	$15.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.24)	$(0.17)	$(0.27)	$(0.30)	$(0.18)
Net realized and unrealized gain (loss)	1.05	3.46	1.91(g)	(6.12)(g)	5.91(g)	3.69
Total from investment operations	$0.91	$3.22	$1.74	$(6.39)	$5.61	$3.51
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$20.80	$22.11	$18.89	$17.15	$24.66	$19.28
Total return (%) (r)(s)(t)(x)	3.70(n)	17.05	10.15	(27.06)	29.34	22.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.79	1.79	1.78	1.76	1.80
Expenses after expense reductions (f)	1.75(a)	1.77	1.78	1.76	1.75	1.79
Net investment income (loss)	(1.24)(a)	(1.16)	(0.99)	(1.30)	(1.40)	(1.10)
Portfolio turnover rate	26(n)	35	30	21	23	34
Net assets at end of period (000 omitted)	$71,557	$76,828	$76,216	$85,842	$137,007	$109,521
Class I	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$31.90	$26.99	$24.26	$34.07	$26.30	$21.48
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.05)	$0.00(w)	$(0.08)	$(0.12)	$(0.02)
Net realized and unrealized gain (loss)	1.48	4.96	2.73	(8.61)	8.12	5.02
Total from investment operations	$1.44	$4.91	$2.73	$(8.69)	$8.00	$5.00
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$31.12	$31.90	$26.99	$24.26	$34.07	$26.30
Total return (%) (r)(s)(t)(x)	4.24(n)	18.19	11.25	(26.32)	30.60	23.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.79	0.79	0.78	0.76	0.80
Expenses after expense reductions (f)	0.76(a)	0.77	0.78	0.77	0.75	0.79
Net investment income (loss)	(0.25)(a)	(0.16)	0.01	(0.28)	(0.40)	(0.10)
Portfolio turnover rate	26(n)	35	30	21	23	34
Net assets at end of period (000 omitted)	$4,281,007	$4,128,562	$3,541,201	$4,344,475	$4,444,325	$3,837,781

See Notes to Financial Statements
10

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$22.75	$19.44	$17.65	$25.35	$19.81	$16.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.24)	$(0.18)	$(0.28)	$(0.31)	$(0.18)
Net realized and unrealized gain (loss)	1.08	3.55	1.97(g)	(6.30)(g)	6.08	3.78
Total from investment operations	$0.94	$3.31	$1.79	$(6.58)	$5.77	$3.60
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$21.47	$22.75	$19.44	$17.65	$25.35	$19.81
Total return (%) (r)(s)(t)(x)	3.73(n)	17.03	10.14	(27.07)	29.36	22.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.79	1.79	1.78	1.76	1.80
Expenses after expense reductions (f)	1.75(a)	1.77	1.78	1.76	1.75	1.79
Net investment income (loss)	(1.25)(a)	(1.16)	(0.99)	(1.30)	(1.39)	(1.09)
Portfolio turnover rate	26(n)	35	30	21	23	34
Net assets at end of period (000 omitted)	$2,835	$2,839	$3,097	$3,040	$5,281	$4,187
Class R2	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$27.25	$23.17	$20.93	$29.70	$23.06	$18.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.17)	$(0.10)	$(0.20)	$(0.24)	$(0.12)
Net realized and unrealized gain (loss)	1.28	4.25	2.34	(7.45)	7.11	4.41
Total from investment operations	$1.18	$4.08	$2.24	$(7.65)	$6.87	$4.29
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$26.21	$27.25	$23.17	$20.93	$29.70	$23.06
Total return (%) (r)(s)(t)(x)	4.01(n)	17.61	10.70	(26.70)	30.00	22.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27(a)	1.29	1.29	1.28	1.26	1.30
Expenses after expense reductions (f)	1.25(a)	1.27	1.28	1.27	1.25	1.29
Net investment income (loss)	(0.75)(a)	(0.66)	(0.49)	(0.79)	(0.90)	(0.60)
Portfolio turnover rate	26(n)	35	30	21	23	34
Net assets at end of period (000 omitted)	$24,916	$25,996	$23,393	$21,633	$29,120	$15,176

See Notes to Financial Statements
11

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$29.32	$24.86	$22.40	$31.63	$24.49	$20.06
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.11)	$(0.05)	$(0.14)	$(0.18)	$(0.07)
Net realized and unrealized gain (loss)	1.36	4.57	2.51	(7.97)	7.55	4.68
Total from investment operations	$1.29	$4.46	$2.46	$(8.11)	$7.37	$4.61
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$28.39	$29.32	$24.86	$22.40	$31.63	$24.49
Total return (%) (r)(s)(t)(x)	4.10(n)	17.94	10.98	(26.52)	30.29	23.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.04	1.04	1.03	1.01	1.05
Expenses after expense reductions (f)	1.01(a)	1.02	1.03	1.01	1.00	1.04
Net investment income (loss)	(0.50)(a)	(0.41)	(0.24)	(0.54)	(0.65)	(0.35)
Portfolio turnover rate	26(n)	35	30	21	23	34
Net assets at end of period (000 omitted)	$637,956	$644,603	$592,712	$557,897	$777,474	$451,972
Class R4	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$31.11	$26.32	$23.66	$33.25	$25.67	$20.97
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.05)	$0.00(w)	$(0.08)	$(0.12)	$(0.02)
Net realized and unrealized gain (loss)	1.45	4.84	2.66	(8.39)	7.93	4.90
Total from investment operations	$1.41	$4.79	$2.66	$(8.47)	$7.81	$4.88
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$30.30	$31.11	$26.32	$23.66	$33.25	$25.67
Total return (%) (r)(s)(t)(x)	4.25(n)	18.20	11.24	(26.30)	30.61	23.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.79	0.79	0.78	0.76	0.80
Expenses after expense reductions (f)	0.76(a)	0.77	0.78	0.76	0.75	0.79
Net investment income (loss)	(0.25)(a)	(0.16)	0.01	(0.29)	(0.40)	(0.10)
Portfolio turnover rate	26(n)	35	30	21	23	34
Net assets at end of period (000 omitted)	$306,003	$277,965	$268,875	$300,198	$389,323	$242,937

See Notes to Financial Statements
12

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$32.33	$27.32	$24.52	$34.39	$26.51	$21.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.01)	$0.04	$(0.05)	$(0.09)	$(0.00)(w)
Net realized and unrealized gain (loss)	1.50	5.02	2.76	(8.70)	8.20	5.06
Total from investment operations	$1.48	$5.01	$2.80	$(8.75)	$8.11	$5.06
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$31.59	$32.33	$27.32	$24.52	$34.39	$26.51
Total return (%) (r)(s)(t)(x)	4.31(n)	18.34	11.42	(26.24)	30.78	23.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66(a)	0.67	0.67	0.66	0.66	0.70
Expenses after expense reductions (f)	0.64(a)	0.65	0.65	0.65	0.65	0.69
Net investment income (loss)	(0.13)(a)	(0.04)	0.14	(0.18)	(0.30)	(0.01)
Portfolio turnover rate	26(n)	35	30	21	23	34
Net assets at end of period (000 omitted)	$7,797,293	$7,798,250	$6,999,847	$6,400,990	$8,056,150	$5,343,295
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
14

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited) - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$12,949,248,407	$—	$—	$12,949,248,407
Sweden	556,977,897	—	—	556,977,897
Canada	493,930,010	0	—	493,930,010
Netherlands	39,313,781	203,208,225	—	242,522,006
Denmark	204,276,303	—	—	204,276,303
Brazil	71,268,361	—	—	71,268,361
South Korea	60,977,209	—	—	60,977,209
China	54,694,898	—	—	54,694,898
Israel	46,323,926	—	—	46,323,926
Other Countries	—	29,253,472	—	29,253,472
Investment Companies	216,781,460	—	—	216,781,460
Total	$14,693,792,252	$232,461,697	$—	$14,926,253,949
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the
15

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited) - continued
benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $11,580,561.  The fair value of the fund's investment securities on loan and a related liability of $11,321,838 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $313,807 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 28, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended August 31, 2024.
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/25
Cost of investments	$10,012,618,564
Gross appreciation	5,272,983,277
Gross depreciation	(359,347,892)
Net unrealized appreciation (depreciation)	$4,913,635,385
As of 8/31/24
Undistributed long-term capital gain	712,264,885
Late year ordinary loss deferral	(18,042,221)
Other temporary differences	(13,961)
Net unrealized appreciation (depreciation)	5,191,368,231
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/25	Year ended 8/31/24
Class A	$130,328,699	$—
Class B	512,760	—
Class C	7,330,733	—
Class I	292,207,979	—
Class R1	282,742	—
Class R2	2,039,755	—
Class R3	47,236,442	—
Class R4	21,589,660	—
Class R6	516,727,132	—
Total	$1,018,255,902	$—
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.62%
In excess of $10 billion and up to $20 billion	0.60%
In excess of $20 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this management fee reduction amounted to $1,034,241, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.62% of the fund's average daily net assets.
17

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $110,451 for the six months ended February 28, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,254,153
Class B	0.75%	0.25%	1.00%	1.00%	27,472
Class C	0.75%	0.25%	1.00%	1.00%	377,307
Class R1	0.75%	0.25%	1.00%	1.00%	14,723
Class R2	0.25%	0.25%	0.50%	0.50%	65,116
Class R3	—	0.25%	0.25%	0.25%	818,801
Total Distribution and Service Fees					$3,557,572
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2025, this rebate amounted to $221 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2025, were as follows:
Amount
Class A	$5,615
Class B	328
Class C	2,217
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2025, the fee was $240,678, which equated to 0.0032% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,211,781.
18

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.0040% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	8	$246
8/19/2024	Redemption	Class I	4	124
8/19/2024	Redemption	Class R1	3	73
8/19/2024	Redemption	Class R2	4	101
8/19/2024	Redemption	Class R3	3	81
8/19/2024	Redemption	Class R4	4	117
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2025, this reimbursement amounted to $241,547, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended February 28, 2025, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $3,824,584,243 and $3,982,870,967, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,510,543	$105,000,513	7,009,745	$191,855,345
Class B	2,526	59,646	658	12,949
Class C	162,159	3,587,862	416,342	8,502,838
Class I	16,912,470	551,842,402	29,261,695	874,087,904
Class R1	15,184	350,104	23,207	497,203
Class R2	65,730	1,785,839	198,315	5,004,547
Class R3	1,718,926	51,203,180	3,269,436	88,976,977
Class R4	1,699,618	53,726,239	1,506,380	43,878,151
Class R6	22,064,308	728,458,435	38,881,450	1,147,759,785
	46,151,464	$1,496,014,220	80,567,228	$2,360,575,699
19

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,987,692	$118,673,723	—	$—
Class B	22,604	509,035	—	—
Class C	332,453	7,210,914	—	—
Class I	8,726,342	282,558,954	—	—
Class R1	12,628	282,742	—	—
Class R2	74,503	2,033,186	—	—
Class R3	1,598,526	47,236,442	—	—
Class R4	675,636	21,296,045	—	—
Class R6	14,995,944	492,616,743	—	—
	30,426,328	$972,417,784	—	$—
Shares reacquired
Class A	(4,920,657)	$(147,426,271)	(9,732,908)	$(265,460,535)
Class B	(66,418)	(1,516,993)	(153,343)	(3,203,834)
Class C	(529,943)	(11,677,291)	(975,987)	(20,070,380)
Class I	(17,495,303)	(568,493,453)	(31,069,082)	(893,750,044)
Class R1	(20,537)	(462,200)	(57,727)	(1,215,094)
Class R2	(143,375)	(3,921,129)	(254,079)	(6,297,629)
Class R3	(2,833,460)	(84,875,433)	(5,122,335)	(138,185,859)
Class R4	(1,209,756)	(38,712,338)	(2,788,424)	(77,243,647)
Class R6	(31,405,553)	(1,047,653,788)	(53,927,483)	(1,609,819,742)
	(58,625,002)	$(1,904,738,896)	(104,081,368)	$(3,015,246,764)
Net change
Class A	2,577,578	$76,247,965	(2,723,163)	$(73,605,190)
Class B	(41,288)	(948,312)	(152,685)	(3,190,885)
Class C	(35,331)	(878,515)	(559,645)	(11,567,542)
Class I	8,143,509	265,907,903	(1,807,387)	(19,662,140)
Class R1	7,275	170,646	(34,520)	(717,891)
Class R2	(3,142)	(102,104)	(55,764)	(1,293,082)
Class R3	483,992	13,564,189	(1,852,899)	(49,208,882)
Class R4	1,165,498	36,309,946	(1,282,044)	(33,365,496)
Class R6	5,654,699	173,421,390	(15,046,033)	(462,059,957)
	17,952,790	$563,693,108	(23,514,140)	$(654,671,065)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 4%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its
20

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited) - continued
borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2025, the fund’s commitment fee and interest expense were $34,888 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$422,311,132	$802,930,377	$1,019,723,755	$32,760	$(90,892)	$205,459,622
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,051,690	$—
(8)  Redemptions In-Kind
On February 12, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $39,063,067.  The redeeming shareholder generally receives a pro rata share of the securities held by the fund.  The distribution of such securities generated a realized gain of $18,918,822 for the fund, which is included in Net realized gain(loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
21

MFS Mid Cap Growth Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust IV, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	10,782,635,222.300	213,803,034.193
John A. Caroselli	10,789,639,397.240	206,798,859.252
Maureen R. Goldfarb	10,801,884,681.853	194,553,574.639
Peter D. Jones	10,785,228,152.608	211,210,103.884
John P. Kavanaugh	10,790,527,591.159	205,910,665.333
James W. Kilman, Jr.	10,792,741,790.244	203,696,466.248
Clarence Otis, Jr.	10,785,544,560.673	210,893,695.819
Michael W. Roberge	10,794,097,076.888	202,341,179.604
Maryanne L. Roepke	10,807,205,274.932	189,232,981.560
Paula E. Smith	10,806,574,443.766	189,863,812.726
Laurie J. Thomsen	10,807,129,665.340	189,308,591.152
Darrell A. Williams	10,791,882,861.823	204,555,394.669
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Growth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Growth Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS U.S. Government Money Market Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS U.S. Government Money Market Fund
Portfolio of Investments − 2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 67.2%
Fannie Mae, 4.27%, due 4/16/2025	$15,000,000	$ 14,918,733
Federal Farm Credit Bank, 4.26%, due 3/14/2025	8,350,000	8,337,185
Federal Farm Credit Bank, 4.44%, due 5/05/2025	8,550,000	8,482,847
Federal Farm Credit Bank, 4.24%, due 6/04/2025	8,400,000	8,307,343
Federal Home Loan Bank, 4.42%, due 3/21/2025	9,400,000	9,377,257
Federal Home Loan Bank, 4.25%, due 4/02/2025	8,500,000	8,468,229
Federal Home Loan Bank, 4.28%, due 5/09/2025	8,000,000	7,935,140
Federal Home Loan Bank, 4.26%, due 5/21/2025	7,200,000	7,131,879
Federal Home Loan Bank, 4.26%, due 5/30/2025	10,600,000	10,488,567
Freddie Mac, 4.23%, due 3/25/2025	11,100,000	11,068,994
U.S. Treasury Bill, 4.25%, due 3/06/2025	17,600,000	17,589,647
U.S. Treasury Bill, 4.42%, due 3/11/2025	23,000,000	22,972,127
U.S. Treasury Bill, 4.44%, due 3/18/2025	13,000,000	12,973,115
U.S. Treasury Bill, 4.26%, due 4/01/2025	13,200,000	13,151,777
U.S. Treasury Bill, 4.31%, due 4/08/2025	31,200,000	31,059,649
U.S. Treasury Bill, 4.24%, due 4/17/2025	24,350,000	24,216,815
U.S. Treasury Bill, 4.26%, due 5/08/2025	23,600,000	23,411,882
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$239,891,186
Repurchase Agreements – 32.9%
BofA Securities, Inc. Repurchase Agreement, 4.35%, dated 2/28/2025, due 3/03/2025, total to be received $58,729,282 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $60,016,406)	$58,708,000	$ 58,708,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 4.34%, dated 2/28/2025, due 3/03/2025, total to be received $58,728,731 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $59,881,747)	58,707,498	58,707,498
Total Repurchase Agreements, at Cost and Value		$117,415,498
Other Assets, Less Liabilities – (0.1)%		(438,713)
Net Assets – 100.0%		$356,867,971
(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
MCMFS-SEM
1

MFS U.S. Government Money Market Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/25 (unaudited) Assets
Investments in unaffiliated issuers, at cost and value	$239,891,186
Investments in unaffiliated repurchase agreements, at cost and value	117,415,498
Receivables for
Fund shares sold	168,977
Interest	14,172
Receivable from investment adviser and distributor	32,004
Other assets	4,777
Total assets	$357,526,614
Liabilities
Payables for
Distributions	$2,867
Fund shares reacquired	556,007
Payable to affiliates
Administrative services fee	333
Shareholder servicing costs	56,311
Payable for independent Trustees' compensation	1,555
Accrued expenses and other liabilities	41,570
Total liabilities	$658,643
Net assets	$356,867,971
Net assets consist of
Paid-in capital	$356,870,573
Total distributable earnings (loss)	(2,602)
Net assets	$356,867,971
Shares of beneficial interest outstanding	356,868,658
Net asset value per share (net assets of $356,867,971 / 356,868,658 shares of beneficial interest outstanding)	$1.00
A contingent deferred sales charge may be imposed on redemptions.
See Notes to Financial Statements
2

MFS U.S. Government Money Market Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/25 (unaudited) Net investment income (loss)
Income
Interest	$8,442,711
Other	68
Total investment income	$8,442,779
Expenses
Management fee	$720,238
Shareholder servicing costs	245,007
Administrative services fee	30,760
Independent Trustees' compensation	4,199
Custodian fee	6,574
Shareholder communications	6,585
Audit and tax fees	24,922
Legal fees	1,003
Miscellaneous	42,644
Total expenses	$1,081,932
Fees paid indirectly	(6,574)
Reduction of expenses by investment adviser	(270,696)
Net expenses	$804,662
Net investment income (loss)	$7,638,117
Change in net assets from operations	$7,638,117
See Notes to Financial Statements
3

MFS U.S. Government Money Market Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24
Change in net assets
From operations
Net investment income (loss)	$7,638,117	$18,763,916
Net realized gain (loss)	—	5,933
Change in net assets from operations	$7,638,117	$18,769,849
Total distributions to shareholders	$(7,638,162)	$(18,763,916)
Change in net assets from fund share transactions	$(6,505,342)	$(25,349,290)
Total change in net assets	$(6,505,387)	$(25,343,357)
Net assets
At beginning of period	363,373,358	388,716,715
At end of period	$356,867,971	$363,373,358
See Notes to Financial Statements
4

MFS U.S. Government Money Market Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.04	$0.00(w)	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	—	0.00(w)	—	(0.00)(w)	0.00(w)	0.01
Total from investment operations	$0.02	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.01)
From net realized gain	—	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.12(n)	5.03	3.81	0.27	0.00	0.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60(a)	0.60	0.57	0.59	0.55	0.60
Expenses after expense reductions (f)	0.45(a)	0.45	0.45	0.23	0.06	0.36
Net investment income (loss)	4.24(a)	4.92	3.70	0.31	0.00	0.45
Net assets at end of period (000 omitted)	$356,868	$363,373	$388,717	$464,355	$344,209	$518,651
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
5

MFS U.S. Government Money Market Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
6

MFS U.S. Government Money Market Fund
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$357,306,684	$—	$357,306,684
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At February 28, 2025, the fund had investments in repurchase agreements with a gross value of $117,415,498 included in investments in unaffiliated issuers in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund’s custody fee may be reduced by credits earned under a previous arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credits that were used to reduce the fund's custody fee for the six months ended February 28, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2024, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$18,763,916
The federal tax cost and the tax basis components of distributable earnings were as follows:
7

MFS U.S. Government Money Market Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/25
Cost of investments	$357,306,684
As of 8/31/24
Undistributed ordinary income	1,101
Capital loss carryforwards	(46)
Other temporary differences	(3,612)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(46)
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this management fee reduction amounted to $24,592, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that fund operating expenses do not exceed 0.45% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this reduction amounted to $246,104, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the six months ended February 28, 2025 were $10,131.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2025, the fee was $137,021, which equated to 0.0761% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $107,986.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.0171% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
8

MFS U.S. Government Money Market Fund
Notes to Financial Statements (unaudited) - continued
Other — On August 19, 2024, MFS redeemed 3 shares of the fund for an aggregate amount of $3.
(4)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/25	Year ended 8/31/24
Shares sold	75,000,879	140,108,761
Shares issued to shareholders in reinvestment of distributions	7,595,962	18,674,910
Shares reacquired	(89,102,183)	(184,132,961)
Net change	(6,505,342)	(25,349,290)
Effective at the close of business on May 29, 2020, the fund was closed to all purchases subject to certain exceptions.
(5)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2025, the fund’s commitment fee and interest expense were $898 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
9

MFS U.S. Government Money Market Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust IV, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	10,782,635,222.300	213,803,034.193
John A. Caroselli	10,789,639,397.240	206,798,859.252
Maureen R. Goldfarb	10,801,884,681.853	194,553,574.639
Peter D. Jones	10,785,228,152.608	211,210,103.884
John P. Kavanaugh	10,790,527,591.159	205,910,665.333
James W. Kilman, Jr.	10,792,741,790.244	203,696,466.248
Clarence Otis, Jr.	10,785,544,560.673	210,893,695.819
Michael W. Roberge	10,794,097,076.888	202,341,179.604
Maryanne L. Roepke	10,807,205,274.932	189,232,981.560
Paula E. Smith	10,806,574,443.766	189,863,812.726
Laurie J. Thomsen	10,807,129,665.340	189,308,591.152
Darrell A. Williams	10,791,882,861.823	204,555,394.669
10

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Money Market Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Money Market Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
11

MFS Blended Research Emerging Markets Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments − 2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Airlines – 0.5%
Copa Holdings S.A., “A”	5,146	$ 477,960
Alcoholic Beverages – 1.0%
Ambev S.A.	290,100	$ 602,111
Kweichow Moutai Co. Ltd., “A”	1,400	288,487
		$890,598
Automotive – 5.5%
BYD Co. Ltd.	42,500	$ 2,030,719
Kia Corp.	4,581	292,580
Mahindra & Mahindra Ltd.	38,451	1,135,948
Maruti Suzuki India Ltd.	769	104,982
PT Astra International Tbk	1,602,500	438,854
Seres Group Co. Ltd., “A”	23,600	393,733
Sinotruk Hong Kong Ltd.	69,000	183,212
Yutong Bus Co. Ltd., “A”	83,900	303,543
		$4,883,571
Biotechnology – 1.0%
Hugel, Inc. (a)	4,076	$ 884,798
Brokerage & Asset Managers – 0.2%
Korea Investment Holdings Co. Ltd.	3,242	$ 176,745
Business Services – 4.1%
Infosys Ltd.	64,520	$ 1,257,673
Tata Consultancy Services Ltd.	37,341	1,490,821
WNS (Holdings) Ltd. (a)	16,427	934,203
		$3,682,697
Chemicals – 0.8%
UPL Ltd.	103,625	$ 749,562
Computer Software – 0.9%
Kingsoft Corp.	160,800	$ 832,426
Computer Software - Systems – 4.9%
Asustek Computer, Inc.	11,000	$ 227,334
Hon Hai Precision Industry Co. Ltd.	281,000	1,444,696
Lenovo Group Ltd.	322,000	480,644
Samsung Electronics Co. Ltd.	54,288	2,028,211
Xiaomi Corp., “B” (a)	35,000	233,347
		$4,414,232
Construction – 3.9%
Anhui Conch Cement Co. Ltd.	239,500	$ 654,410
Beijing New Building Materials PLC, “A”	55,900	221,692
CEMEX S.A.B. de C.V.	187,415	115,163
BRKFS-SEM
1

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Gree Electric Appliances, Inc., “A”	44,200	$ 248,383
Midea Group Co. Ltd., “A”	75,600	759,695
Techtronic Industries Co. Ltd.	35,000	489,122
Ultratech Cement Ltd.	5,870	682,829
Zhejiang Supor Co. Ltd., “A”	45,700	333,053
		$3,504,347
Consumer Products – 0.4%
AmorePacific Corp.	4,115	$ 330,766
Consumer Services – 1.0%
MakeMyTrip Ltd. (a)	2,713	$ 261,153
Trip.com Group Ltd. (a)	11,200	633,544
		$894,697
Electrical Equipment – 0.8%
Contemporary Amperex Technology Co. Ltd., “A”	7,700	$ 280,480
Havells India Ltd.	25,882	420,542
		$701,022
Electronics – 14.5%
ASE Technology Holding Co. Ltd	61,000	$ 307,182
Largan Precision Co. Ltd.	2,000	162,516
MediaTek, Inc.	43,000	1,962,494
Realtek Semiconductor Corp.	13,000	215,015
SK Hynix, Inc.	4,654	628,794
Taiwan Semiconductor Manufacturing Co. Ltd.	316,000	9,705,169
		$12,981,170
Energy - Independent – 0.3%
Reliance Industries Ltd.	17,699	$ 243,512
Energy - Integrated – 3.8%
HD Hyundai Co. Ltd.	8,186	$ 407,929
MOL Hungarian Oil & Gas PLC	46,312	343,368
Petrobras	211,900	1,405,432
PetroChina Co. Ltd.	1,350,000	1,005,073
Petronet LNG Ltd.	73,879	239,189
		$3,400,991
Engineering - Construction – 0.2%
Doosan Bobcat, Inc.	6,021	$ 194,276
Entertainment – 0.1%
Pop Mart International Group Ltd.	7,000	$ 94,071
Food & Beverages – 2.4%
AVI Ltd.	117,745	$ 587,781
Gruma S.A.B. de C.V.	19,595	338,351
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	188,164	730,624
JBS S.A.	26,767	140,890
Orion Corp.	2,803	195,246
2

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
PT Indofood Sukses Makmur Tbk	367,300	$ 157,841
		$2,150,733
Forest & Paper Products – 0.2%
Suzano S.A.	18,000	$ 172,154
Gaming & Lodging – 0.2%
Sands China Ltd. (a)	62,000	$ 142,313
Insurance – 3.6%
China Pacific Insurance Co. Ltd.	279,800	$ 829,232
Chinatrust Financial Holding Co. Ltd.	151,000	187,196
DB Insurance Co. Ltd.	11,150	699,693
Ping An Insurance Co. of China Ltd., “H”	222,500	1,320,542
Samsung Fire & Marine Insurance Co. Ltd.	817	214,150
		$3,250,813
Leisure & Toys – 6.4%
NetEase, Inc.	30,700	$ 614,164
Tencent Holdings Ltd.	83,500	5,138,594
		$5,752,758
Machinery & Tools – 0.7%
Delta Electronics, Inc.	51,000	$ 605,979
Major Banks – 3.0%
Bandhan Bank Ltd.	341,376	$ 551,823
National Bank of Greece S.A	120,934	1,119,524
Nedbank Group Ltd.	26,631	398,269
Woori Financial Group, Inc.	57,386	651,739
		$2,721,355
Metals & Mining – 3.2%
Alrosa PJSC (a)(u)	143,843	$ 0
Aluminum Corp. of China Ltd.	520,000	303,516
China Hongqiao Group Ltd.	305,500	487,100
Hindalco Industries Ltd.	69,349	503,867
Industries Qatar Q.P.S.C.	223,896	813,552
Vale S.A.	82,300	770,910
		$2,878,945
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	68,800	$ 231,779
Network & Telecom – 0.5%
Accton Technology Corp.	23,000	$ 453,816
Other Banks & Diversified Financials – 15.6%
Akbank T.A.S.	117,512	$ 217,216
Banco de Oro Unibank, Inc.	121,440	314,110
Bangkok Bank Public Co. Ltd.	138,500	614,024
Bank Negara Indonesia PT	1,923,100	467,436
3

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
BNK Financial Group, Inc.	36,467	$ 279,414
China Construction Bank Corp.	2,671,000	2,266,863
China Merchants Bank Co. Ltd.	188,500	1,104,977
Chongqing Rural Commercial Bank Co. Ltd., “H”	248,000	155,936
Credicorp Ltd.	4,366	799,065
Emirates NBD Bank PJSC	224,690	1,352,025
HDFC Bank Ltd.	61,854	1,229,438
Investec Ltd.	45,528	292,610
Kasikornbank Co. Ltd.	215,100	953,622
KB Financial Group, Inc.	17,627	949,122
Kotak Mahindra Bank Ltd.	27,714	604,608
Old Mutual Ltd.	218,690	147,975
Power Finance Corp. Ltd.	76,415	322,324
PT Bank Mandiri Tbk	1,896,200	526,087
Qifu Technology, Inc., ADR	5,650	226,452
REC Ltd.	69,617	290,055
Saudi Awwal Bank	26,267	247,941
Sberbank of Russia PJSC (a)(u)	177,552	0
Shinhan Financial Group Co. Ltd.	6,940	218,191
Turkiye Is Bankasi A.S., “C”	469,196	195,413
Yapi Kredi	222,828	179,941
		$13,954,845
Pharmaceuticals – 2.6%
Divi's Laboratories Ltd.	1,811	$ 113,913
Gedeon Richter PLC	18,568	515,297
Genomma Lab Internacional S.A., “B”	124,958	157,277
Lupin Ltd	19,810	431,194
Sun Pharmaceutical Industries Ltd.	60,671	1,104,685
		$2,322,366
Precious Metals & Minerals – 0.8%
Gold Fields Ltd.	27,527	$ 489,203
Sibanye-Stillwater Ltd. (a)(l)	305,915	236,859
		$726,062
Railroad & Shipping – 0.4%
Yang Ming Marine Transport Corp.	160,000	$ 354,373
Real Estate – 1.6%
Emaar Properties PJSC	399,321	$ 1,473,228
Restaurants – 0.2%
Jollibee Foods Corp.	41,260	$ 182,990
Specialty Stores – 7.1%
Alibaba Group Holding Ltd.	166,400	$ 2,755,743
JD.com, Inc., “A”	26,328	550,739
Meituan, “B” (a)	42,660	893,748
Page Industries Ltd.	310	144,006
PDD Holdings, Inc., ADR (a)	8,587	976,256
Walmart de Mexico S.A.B. de C.V.	394,332	1,043,290
		$6,363,782
4

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 3.4%
Advanced Info Service Public Co. Ltd.	76,100	$ 612,407
Etihad Etisalat Co.	51,901	858,028
Hellenic Telecommunications Organization S.A.	59,451	926,306
PT Telekom Indonesia	3,385,500	479,851
Turkcell Iletisim Hizmetleri A.S.	74,705	206,391
		$3,082,983
Tobacco – 0.5%
ITC Ltd.	90,841	$ 411,050
Utilities - Electric Power – 1.1%
Korea Electric Power Corp.	23,201	$ 339,155
Power Grid Corp. of India Ltd.	215,818	621,426
		$960,581
Utilities - Water – 0.5%
Companhia de Saneamento Basico do Estado de Sao Paulo	10,900	$ 175,840
Guangdong Investment Ltd.	312,000	236,696
		$412,536
Total Common Stocks (Identified Cost, $73,282,699)		$87,942,882
Preferred Stocks – 2.0%
Computer Software - Systems – 0.4%
Samsung Electronics Co. Ltd.	11,613	$ 355,851
Energy - Independent – 0.5%
Raizen S.A.	1,486,346	$ 416,545
Major Banks – 0.4%
Banco Bradesco S.A.	185,300	$ 353,753
Metals & Mining – 0.7%
Gerdau S.A.	228,292	$ 645,987
Total Preferred Stocks (Identified Cost, $2,449,181)		$1,772,136
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.38% (v) (Identified Cost, $543,505)	543,451	$ 543,505
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.31% (j) (Identified Cost, $195,500)	195,500	$ 195,500
Other Assets, Less Liabilities – (1.0)%		(897,247)
Net Assets – 100.0%		$89,556,776
5

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $543,505 and $89,910,518, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
6

MFS Blended Research Emerging Markets Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $173,119 of securities on loan (identified cost, $75,927,380)	$89,910,518
Investments in affiliated issuers, at value (identified cost, $543,505)	543,505
Foreign currency, at value (identified cost, $330,668)	330,428
Receivables for
Fund shares sold	131,994
Interest and dividends	188,533
Receivable from investment adviser	28,068
Other assets	448
Total assets	$91,133,494
Liabilities
Payables for
Investments purchased	$323,918
Fund shares reacquired	780,757
Collateral for securities loaned, at value	195,500
Payable to affiliates
Administrative services fee	129
Shareholder servicing costs	9,877
Distribution and service fees	102
Payable for independent Trustees' compensation	634
Deferred foreign capital gains tax expense payable	18,312
Accrued expenses and other liabilities	247,489
Total liabilities	$1,576,718
Net assets	$89,556,776
Net assets consist of
Paid-in capital	$80,290,838
Total distributable earnings (loss)	9,265,938
Net assets	$89,556,776
Shares of beneficial interest outstanding	6,420,278
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,349,835	383,946	$13.93
Class B	280,899	20,362	13.80
Class C	117,530	8,478	13.86
Class I	31,038,339	2,229,087	13.92
Class R1	85,665	6,202	13.81
Class R2	87,886	6,322	13.90
Class R3	151,815	10,901	13.93
Class R4	91,382	6,545	13.96
Class R6	52,353,425	3,748,435	13.97
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.78 [100 / 94.25 x $13.93]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
7

MFS Blended Research Emerging Markets Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$939,171
Dividends from affiliated issuers	25,220
Other	10,172
Income on securities loaned	1,092
Foreign taxes withheld	(114,070)
Total investment income	$861,585
Expenses
Management fee	$338,900
Distribution and service fees	9,037
Shareholder servicing costs	22,693
Administrative services fee	11,579
Independent Trustees' compensation	1,848
Custodian fee	111,476
Shareholder communications	4,413
Audit and tax fees	66,163
Legal fees	174
Registration fees	62,727
Miscellaneous	18,162
Total expenses	$647,172
Reduction of expenses by investment adviser	(212,750)
Net expenses	$434,422
Net investment income (loss)	$427,163
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $34,460 foreign capital gains tax)	$275,919
Affiliated issuers	(81)
Foreign currency	(33,204)
Net realized gain (loss)	$242,634
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $534,317 decrease in deferred foreign capital gains tax)	$(6,836)
Affiliated issuers	(344)
Translation of assets and liabilities in foreign currencies	2,783
Net unrealized gain (loss)	$(4,397)
Net realized and unrealized gain (loss)	$238,237
Change in net assets from operations	$665,400
See Notes to Financial Statements
8

MFS Blended Research Emerging Markets Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24
Change in net assets
From operations
Net investment income (loss)	$427,163	$1,783,206
Net realized gain (loss)	242,634	(785,436)
Net unrealized gain (loss)	(4,397)	10,631,535
Change in net assets from operations	$665,400	$11,629,305
Total distributions to shareholders	$(2,200,770)	$(1,650,757)
Change in net assets from fund share transactions	$(137,200)	$32,953,381
Total change in net assets	$(1,672,570)	$42,931,929
Net assets
At beginning of period	91,229,346	48,297,417
At end of period	$89,556,776	$91,229,346
See Notes to Financial Statements
9

MFS Blended Research Emerging Markets Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.18	$12.24	$12.11	$15.96	$12.97	$12.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.32	$0.32	$0.37	$0.23	$0.24
Net realized and unrealized gain (loss)	0.01	1.92	0.12	(3.70)	2.96	0.81
Total from investment operations	$0.06	$2.24	$0.44	$(3.33)	$3.19	$1.05
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.30)	$(0.31)	$(0.25)	$(0.20)	$(0.20)
From net realized gain	—	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.31)	$(0.30)	$(0.31)	$(0.52)	$(0.20)	$(0.20)
Net asset value, end of period (x)	$13.93	$14.18	$12.24	$12.11	$15.96	$12.97
Total return (%) (r)(s)(t)(x)	0.45(n)	18.72	3.79	(21.42)	24.78	8.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.71(a)	1.97	2.44	1.94	1.82	2.39
Expenses after expense reductions	1.24(a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	0.66(a)	2.46	2.69	2.62	1.50	1.98
Portfolio turnover rate	26(n)	58	63	58	60	63
Net assets at end of period (000 omitted)	$5,350	$5,202	$4,331	$4,797	$7,869	$5,702

See Notes to Financial Statements
10

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.00	$12.09	$11.96	$15.75	$12.81	$11.99
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.21	$0.23	$0.28	$0.11	$0.15
Net realized and unrealized gain (loss)	0.02	1.91	0.13	(3.67)	2.93	0.80
Total from investment operations	$0.01	$2.12	$0.36	$(3.39)	$3.04	$0.95
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.21)	$(0.23)	$(0.13)	$(0.10)	$(0.13)
From net realized gain	—	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.21)	$(0.21)	$(0.23)	$(0.40)	$(0.10)	$(0.13)
Net asset value, end of period (x)	$13.80	$14.00	$12.09	$11.96	$15.75	$12.81
Total return (%) (r)(s)(t)(x)	0.08(n)	17.80	3.07	(21.98)	23.77	7.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.46(a)	2.73	3.18	2.71	2.58	3.19
Expenses after expense reductions	1.99(a)	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	(0.09)(a)	1.66	1.96	2.02	0.72	1.22
Portfolio turnover rate	26(n)	58	63	58	60	63
Net assets at end of period (000 omitted)	$281	$286	$256	$276	$403	$312
Class C	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.03	$12.11	$11.95	$15.72	$12.78	$11.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.20	$0.23	$0.26	$0.11	$0.15
Net realized and unrealized gain (loss)	0.02	1.92	0.13	(3.65)	2.93	0.78
Total from investment operations	$0.01	$2.12	$0.36	$(3.39)	$3.04	$0.93
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.20)	$(0.20)	$(0.11)	$(0.10)	$(0.10)
From net realized gain	—	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.18)	$(0.20)	$(0.20)	$(0.38)	$(0.10)	$(0.10)
Net asset value, end of period (x)	$13.86	$14.03	$12.11	$11.95	$15.72	$12.78
Total return (%) (r)(s)(t)(x)	0.04(n)	17.79	3.08	(22.02)	23.87	7.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.46(a)	2.74	3.18	2.69	2.58	3.19
Expenses after expense reductions	1.99(a)	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	(0.10)(a)	1.55	1.95	1.85	0.72	1.22
Portfolio turnover rate	26(n)	58	63	58	60	63
Net assets at end of period (000 omitted)	$118	$127	$177	$224	$410	$344

See Notes to Financial Statements
11

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.19	$12.26	$12.14	$16.00	$13.00	$12.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.35	$0.36	$0.39	$0.28	$0.29
Net realized and unrealized gain (loss)	0.02	1.92	0.12	(3.69)	2.96	0.80
Total from investment operations	$0.08	$2.27	$0.48	$(3.30)	$3.24	$1.09
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.34)	$(0.36)	$(0.29)	$(0.24)	$(0.25)
From net realized gain	—	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.35)	$(0.34)	$(0.36)	$(0.56)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$13.92	$14.19	$12.26	$12.14	$16.00	$13.00
Total return (%) (r)(s)(t)(x)	0.54(n)	19.00	4.06	(21.21)	25.10	8.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.46(a)	1.71	2.19	1.67	1.57	1.91
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.91(a)	2.72	2.98	2.77	1.83	2.46
Portfolio turnover rate	26(n)	58	63	58	60	63
Net assets at end of period (000 omitted)	$31,038	$33,803	$20,793	$17,811	$33,247	$21,273
Class R1	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.06	$12.15	$12.03	$15.84	$12.84	$12.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.31	$0.32	$0.39	$0.17	$0.15
Net realized and unrealized gain (loss)	0.01	1.91	0.12	(3.70)	2.94	0.80
Total from investment operations	$0.06	$2.22	$0.44	$(3.31)	$3.11	$0.95
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.31)	$(0.32)	$(0.23)	$(0.11)	$(0.12)
From net realized gain	—	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.31)	$(0.31)	$(0.32)	$(0.50)	$(0.11)	$(0.12)
Net asset value, end of period (x)	$13.81	$14.06	$12.15	$12.03	$15.84	$12.84
Total return (%) (r)(s)(t)(x)	0.45(n)	18.67	3.82	(21.43)	24.32	7.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.71(a)	1.98	2.44	1.96	2.18	3.14
Expenses after expense reductions	1.24(a)	1.24	1.24	1.24	1.59	1.99
Net investment income (loss)	0.67(a)	2.42	2.72	2.82	1.11	1.25
Portfolio turnover rate	26(n)	58	63	58	60	63
Net assets at end of period (000 omitted)	$86	$85	$72	$69	$88	$71

See Notes to Financial Statements
12

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.13	$12.21	$12.08	$15.93	$12.95	$12.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.28	$0.30	$0.36	$0.18	$0.21
Net realized and unrealized gain (loss)	0.02	1.91	0.12	(3.73)	2.97	0.81
Total from investment operations	$0.05	$2.19	$0.42	$(3.37)	$3.15	$1.02
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.27)	$(0.29)	$(0.21)	$(0.17)	$(0.18)
From net realized gain	—	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.28)	$(0.27)	$(0.29)	$(0.48)	$(0.17)	$(0.18)
Net asset value, end of period (x)	$13.90	$14.13	$12.21	$12.08	$15.93	$12.95
Total return (%) (r)(s)(t)(x)	0.35(n)	18.35	3.61	(21.67)	24.47	8.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.96(a)	2.23	2.69	2.22	2.08	2.64
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.41(a)	2.18	2.48	2.57	1.21	1.75
Portfolio turnover rate	26(n)	58	63	58	60	63
Net assets at end of period (000 omitted)	$88	$88	$73	$71	$90	$73
Class R3	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.18	$12.24	$12.12	$15.98	$12.98	$12.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.32	$0.32	$0.41	$0.23	$0.21
Net realized and unrealized gain (loss)	0.01	1.92	0.13	(3.75)	2.97	0.83
Total from investment operations	$0.06	$2.24	$0.45	$(3.34)	$3.20	$1.04
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.30)	$(0.33)	$(0.25)	$(0.20)	$(0.20)
From net realized gain	—	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.31)	$(0.30)	$(0.33)	$(0.52)	$(0.20)	$(0.20)
Net asset value, end of period (x)	$13.93	$14.18	$12.24	$12.12	$15.98	$12.98
Total return (%) (r)(s)(t)(x)	0.45(n)	18.76	3.83	(21.45)	24.80	8.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.71(a)	1.98	2.43	1.99	1.82	2.43
Expenses after expense reductions	1.24(a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	0.67(a)	2.46	2.68	2.96	1.50	1.71
Portfolio turnover rate	26(n)	58	63	58	60	63
Net assets at end of period (000 omitted)	$152	$134	$119	$118	$107	$81

See Notes to Financial Statements
13

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.22	$12.28	$12.16	$16.03	$13.02	$12.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.34	$0.36	$0.43	$0.26	$0.28
Net realized and unrealized gain (loss)	0.02	1.94	0.12	(3.74)	2.98	0.81
Total from investment operations	$0.08	$2.28	$0.48	$(3.31)	$3.24	$1.09
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.34)	$(0.36)	$(0.29)	$(0.23)	$(0.24)
From net realized gain	—	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.34)	$(0.34)	$(0.36)	$(0.56)	$(0.23)	$(0.24)
Net asset value, end of period (x)	$13.96	$14.22	$12.28	$12.16	$16.03	$13.02
Total return (%) (r)(s)(t)(x)	0.57(n)	19.01	4.05	(21.24)	25.10	8.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.46(a)	1.73	2.19	1.72	1.58	2.14
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.90(a)	2.66	2.97	3.12	1.70	2.25
Portfolio turnover rate	26(n)	58	63	58	60	63
Net assets at end of period (000 omitted)	$91	$141	$113	$104	$118	$97
Class R6	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.24	$12.30	$12.17	$16.04	$13.03	$12.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.38	$0.37	$0.45	$0.27	$0.29
Net realized and unrealized gain (loss)	0.02	1.91	0.13	(3.75)	2.98	0.81
Total from investment operations	$0.09	$2.29	$0.50	$(3.30)	$3.25	$1.10
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.35)	$(0.37)	$(0.30)	$(0.24)	$(0.26)
From net realized gain	—	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.36)	$(0.35)	$(0.37)	$(0.57)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$13.97	$14.24	$12.30	$12.17	$16.04	$13.03
Total return (%) (r)(s)(t)(x)	0.63(n)	19.11	4.24	(21.18)	25.17	8.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.37(a)	1.60	2.08	1.64	1.51	2.05
Expenses after expense reductions	0.90(a)	0.90	0.88	0.90	0.93	0.92
Net investment income (loss)	1.00(a)	2.92	3.08	3.23	1.79	2.36
Portfolio turnover rate	26(n)	58	63	58	60	63
Net assets at end of period (000 omitted)	$52,353	$51,364	$22,363	$16,523	$17,855	$14,422

See Notes to Financial Statements
14

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
15

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
16

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$13,275,961	$14,523,512	$—	$27,799,473
Taiwan	—	15,625,770	—	15,625,770
India	4,447,255	8,467,345	—	12,914,600
South Korea	603,175	8,243,485	—	8,846,660
Brazil	4,683,622	—	—	4,683,622
United Arab Emirates	2,825,253	—	—	2,825,253
Thailand	612,407	1,567,646	—	2,180,053
South Africa	1,426,635	726,062	—	2,152,697
Indonesia	1,631,215	438,854	—	2,070,069
Other Countries	9,186,425	1,430,396	0	10,616,821
Investment Companies	739,005	—	—	739,005
Total	$39,430,953	$51,023,070	$0	$90,454,023
For further information regarding security characteristics, see the Portfolio of Investments. At February 28, 2025, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2024.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at
17

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $173,119.  The fair value of the fund's investment securities on loan and a related liability of $195,500 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
18

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$1,650,757
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/25
Cost of investments	$79,297,237
Gross appreciation	14,824,901
Gross depreciation	(3,668,115)
Net unrealized appreciation (depreciation)	$11,156,786
As of 8/31/24
Undistributed ordinary income	1,979,670
Capital loss carryforwards	(2,309,813)
Other temporary differences	(566,832)
Net unrealized appreciation (depreciation)	11,698,283
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,149,000)
Long-Term	(1,160,813)
Total	$(2,309,813)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/25	Year ended 8/31/24
Class A	$112,306	$94,501
Class B	4,308	4,264
Class C	1,598	2,774
Class I	784,852	884,602
Class R1	1,897	1,808
Class R2	1,728	1,652
Class R3	3,232	2,831
Class R4	2,177	3,131
Class R6	1,288,672	655,194
Total	$2,200,770	$1,650,757
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.675%
19

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this management fee reduction amounted to $6,172, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.93%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this reduction amounted to $206,578, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $376 for the six months ended February 28, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 6,474
Class B	0.75%	0.25%	1.00%	1.00%	1,421
Class C	0.75%	0.25%	1.00%	1.00%	636
Class R1	0.75%	0.25%	1.00%	0.25%	107
Class R2	0.25%	0.25%	0.50%	0.50%	220
Class R3	—	0.25%	0.25%	0.25%	179
Total Distribution and Service Fees					$9,037
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2025. For the six months ended February 28, 2025, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2025, were as follows:
20

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
Amount
Class A	$—
Class B	—
Class C	98
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2025, the fee was $4,201, which equated to 0.0093% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $18,492.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.0256% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	2	$35
8/19/2024	Redemption	Class I	2	35
At February 28, 2025, MFS held approximately 71%, 99%, and 59% of the outstanding shares of Class C, Class R2, and Class R3, respectively, and 100% of the outstanding shares of Class R1 and Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2025, this reimbursement amounted to $10,156, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended February 28, 2025, purchases and sales of investments, other than short-term obligations, aggregated $23,529,044 and $23,625,930, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
21

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	65,288	$924,865	409,670	$5,292,033
Class C	180	2,550	463	5,822
Class I	219,265	3,064,936	1,293,769	16,112,397
Class R2	—	—	51	720
Class R3	1,317	18,559	1,762	22,533
Class R4	96	1,374	903	11,948
Class R6	332,983	4,657,854	2,091,051	28,882,284
	619,129	$8,670,138	3,797,669	$50,327,737
Shares issued to shareholders in reinvestment of distributions
Class A	8,074	$112,306	7,797	$94,501
Class B	312	4,308	355	4,264
Class C	115	1,598	230	2,774
Class I	56,386	783,768	71,550	865,756
Class R1	137	1,897	151	1,808
Class R2	124	1,728	137	1,652
Class R3	232	3,232	234	2,831
Class R4	156	2,177	258	3,131
Class R6	92,444	1,288,672	53,970	655,194
	157,980	$2,199,686	134,682	$1,631,911
Shares reacquired
Class A	(56,189)	$(800,977)	(404,464)	$(5,199,595)
Class B	(355)	(4,888)	(1,145)	(14,079)
Class C	(882)	(12,663)	(6,227)	(82,253)
Class I	(428,911)	(6,053,396)	(678,798)	(8,839,845)
Class R3	(98)	(1,378)	(2,293)	(30,338)
Class R4	(3,642)	(52,307)	(421)	(5,095)
Class R6	(284,694)	(4,081,415)	(355,166)	(4,835,062)
	(774,771)	$(11,007,024)	(1,448,514)	$(19,006,267)
Net change
Class A	17,173	$236,194	13,003	$186,939
Class B	(43)	(580)	(790)	(9,815)
Class C	(587)	(8,515)	(5,534)	(73,657)
Class I	(153,260)	(2,204,692)	686,521	8,138,308
Class R1	137	1,897	151	1,808
Class R2	124	1,728	188	2,372
Class R3	1,451	20,413	(297)	(4,974)
Class R4	(3,390)	(48,756)	740	9,984
Class R6	140,733	1,865,111	1,789,855	24,702,416
	2,338	$(137,200)	2,483,837	$32,953,381
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Lifetime 2050 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 6%, 5%, 4%, 4%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
22

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2025, the fund’s commitment fee and interest expense were $193 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,448,025	$9,759,064	$10,663,159	$(81)	$(344)	$543,505
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,220	$—
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
23

MFS Blended Research Emerging Markets Equity Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust IV, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	10,782,635,222.300	213,803,034.193
John A. Caroselli	10,789,639,397.240	206,798,859.252
Maureen R. Goldfarb	10,801,884,681.853	194,553,574.639
Peter D. Jones	10,785,228,152.608	211,210,103.884
John P. Kavanaugh	10,790,527,591.159	205,910,665.333
James W. Kilman, Jr.	10,792,741,790.244	203,696,466.248
Clarence Otis, Jr.	10,785,544,560.673	210,893,695.819
Michael W. Roberge	10,794,097,076.888	202,341,179.604
Maryanne L. Roepke	10,807,205,274.932	189,232,981.560
Paula E. Smith	10,806,574,443.766	189,863,812.726
Laurie J. Thomsen	10,807,129,665.340	189,308,591.152
Darrell A. Williams	10,791,882,861.823	204,555,394.669
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Emerging Markets Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Emerging Markets Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Emerging Markets Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS Blended Research International Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research International Equity Fund
Portfolio of Investments − 2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace & Defense – 0.2%
MTU Aero Engines Holding AG	5,280	$ 1,829,387
Airlines – 0.3%
Ryanair Holdings PLC, ADR	49,893	$ 2,421,307
Alcoholic Beverages – 1.2%
Ambev S.A.	2,480,600	$ 5,148,562
Kirin Holdings Co. Ltd.	372,000	5,007,859
		$10,156,421
Apparel Manufacturers – 0.4%
Compagnie Financiere Richemont S.A.	16,793	$ 3,442,127
Automotive – 3.2%
BYD Co. Ltd.	138,000	$ 6,593,863
Compagnie Generale des Etablissements Michelin	305,142	10,886,727
Kia Corp.	25,662	1,638,984
Mahindra & Mahindra Ltd.	82,219	2,428,974
Maruti Suzuki India Ltd.	16,090	2,196,577
PT Astra International Tbk	14,261,700	3,905,652
		$27,650,777
Biotechnology – 0.3%
Hugel, Inc. (a)	12,953	$ 2,811,774
Broadcasting – 0.2%
Hakuhodo DY Holdings, Inc.	291,200	$ 2,060,172
Brokerage & Asset Managers – 5.1%
Barclays PLC	4,074,286	$ 16,157,338
Brookfield Corp.	182,482	10,559,802
Euronext N.V.	68,280	8,628,948
iA Financial Corp., Inc.	33,189	3,113,239
IG Group Holdings PLC	233,796	2,806,454
Pinnacle Investment Management Group Ltd.	220,901	3,171,814
		$44,437,595
Business Services – 4.4%
CGI, Inc.	39,487	$ 4,093,219
Colliers International Group, Inc.	30,364	3,903,718
Infosys Ltd.	143,123	2,789,862
Pluxee N.V.	198,237	4,465,497
REA Group Ltd.	13,166	1,969,208
Scout24 AG	28,975	2,835,898
Sodexo	117,396	9,055,971
Tata Consultancy Services Ltd.	249,252	9,951,260
		$39,064,633
BRXFS-SEM

MFS Blended Research International Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.8%
Nutrien Ltd.	137,329	$ 7,197,017
Computer Software – 2.0%
Check Point Software Technologies Ltd. (a)	25,081	$ 5,524,341
Constellation Software, Inc.	1,908	6,576,906
Pro Medicus Ltd.	20,790	3,312,580
SAP SE	6,120	1,691,568
		$17,105,395
Computer Software - Systems – 3.3%
Amadeus IT Group S.A.	43,871	$ 3,335,382
Hitachi Ltd.	198,400	5,021,416
Hon Hai Precision Industry Co. Ltd.	820,000	4,215,840
Lenovo Group Ltd.	1,466,000	2,188,274
NEC Corp.	86,600	8,423,176
Samsung Electronics Co. Ltd.	153,600	5,738,527
		$28,922,615
Construction – 4.0%
Anhui Conch Cement Co. Ltd.	1,005,000	$ 2,746,060
CEMEX S.A.B. de C.V.	3,027,808	1,860,524
Compagnie de Saint-Gobain S.A.	143,824	14,587,478
Gree Electric Appliances, Inc., “A”	460,300	2,586,664
Heidelberg Materials AG	48,501	7,333,581
Midea Group Co. Ltd., “A”	200,100	2,010,781
Techtronic Industries Co. Ltd.	295,000	4,122,603
		$35,247,691
Consumer Products – 1.5%
AmorePacific Corp.	26,752	$ 2,150,339
Kao Corp.	200,300	8,671,542
KOSE Corp.	48,900	2,070,572
		$12,892,453
Containers – 0.7%
Brambles Ltd.	487,336	$ 6,358,423
Electrical Equipment – 2.7%
Mitsubishi Electric Corp.	767,600	$ 11,895,026
Schneider Electric SE	39,493	9,753,786
Signify N.V.	107,585	2,306,919
		$23,955,731
Electronics – 6.6%
ASML Holding N.V.	10,313	$ 7,321,608
Hoya Corp.	25,500	2,995,616
MediaTek, Inc.	184,000	8,397,649
SK Hynix, Inc.	34,570	4,670,694
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	165,720	29,917,432
Tokyo Electron Ltd.	33,400	5,001,069
		$58,304,068

MFS Blended Research International Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 5.0%
Aker BP ASA	163,843	$ 3,406,052
Cenovus Energy, Inc.	382,028	5,283,830
Eni S.p.A.	683,654	9,915,152
Equinor ASA (Kingdom of Norway)	77,260	1,765,621
Harbour Energy PLC	1,229,385	3,533,115
PetroChina Co. Ltd.	6,994,000	5,207,021
Petroleo Brasileiro S.A., ADR	434,660	5,802,711
TotalEnergies SE	148,684	8,959,724
		$43,873,226
Engineering - Construction – 1.2%
Doosan Bobcat, Inc.	104,005	$ 3,355,867
Marie S.p.A.	468,548	4,539,690
Taisei Corp.	61,400	2,755,628
		$10,651,185
Food & Beverages – 1.5%
AVI Ltd.	474,173	$ 2,367,064
Gruma S.A.B. de C.V.	155,978	2,693,303
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	695,500	2,700,563
Nestle S.A.	23,515	2,268,815
WH Group Ltd.	3,957,000	3,225,822
		$13,255,567
Food & Drug Stores – 1.7%
Sugi Holdings Co. Ltd.	158,800	$ 2,852,734
Tesco PLC	2,506,034	12,014,198
		$14,866,932
Gaming & Lodging – 1.2%
Aristocrat Leisure Ltd.	240,154	$ 10,767,795
General Merchandise – 1.0%
Dollarama, Inc.	82,393	$ 8,589,830
Insurance – 3.5%
Beazley PLC	357,254	$ 3,954,983
China Pacific Insurance Co. Ltd.	1,599,000	4,738,892
DB Insurance Co. Ltd.	57,546	3,611,169
Manulife Financial Corp.	167,000	5,201,327
Samsung Fire & Marine Insurance Co. Ltd.	11,632	3,048,947
Sompo Holdings, Inc.	355,300	10,601,074
		$31,156,392
Leisure & Toys – 3.6%
NetEase, Inc., ADR	33,849	$ 3,375,422
Sankyo Co. Ltd.	448,500	6,354,753
Tencent Holdings Ltd.	355,600	21,883,640
		$31,613,815

MFS Blended Research International Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.4%
Finning International, Inc.	175,845	$ 5,189,965
GEA Group AG	194,351	11,229,675
IHI Corp.	81,100	4,745,751
		$21,165,391
Major Banks – 11.5%
ABN AMRO Group N.V., GDR	496,717	$ 9,426,979
Banco Santander S.A.	1,100,415	7,162,339
BNP Paribas S.A.	147,563	11,111,738
Danske Bank A.S.	214,498	7,221,521
DBS Group Holdings Ltd.	381,680	12,994,425
Erste Group Bank AG	101,455	6,802,993
Mizuho Financial Group, Inc.	174,700	4,885,440
National Bank of Greece S.A	617,187	5,713,491
NatWest Group PLC	2,327,138	14,100,177
Royal Bank of Canada	26,406	3,120,717
UBS Group AG	412,276	14,182,395
Woori Financial Group, Inc.	411,143	4,669,393
		$101,391,608
Medical Equipment – 1.2%
ConvaTec Group PLC	676,445	$ 2,214,554
Fisher & Paykel Healthcare Corp. Ltd.	240,881	4,594,292
Koninklijke Philips N.V.	141,507	3,704,221
		$10,513,067
Metals & Mining – 3.0%
Fortescue Ltd.	238,188	$ 2,451,864
Rio Tinto PLC	135,418	8,186,149
Sojitz Corp.	163,100	3,566,809
Toyota Tsusho Corp.	382,100	6,404,084
Vale S.A.	651,200	6,099,833
		$26,708,739
Network & Telecom – 0.9%
LM Ericsson Telephone Co., “B”	499,050	$ 4,103,896
Nokia Oyj	724,479	3,503,261
		$7,607,157
Other Banks & Diversified Financials – 2.7%
China Construction Bank Corp.	9,566,000	$ 8,118,612
Credicorp Ltd.	27,076	4,955,450
Emirates NBD Bank PJSC	423,166	2,546,312
Kasikornbank Co. Ltd.	889,400	3,943,057
KB Financial Group, Inc.	79,459	4,278,454
Sberbank of Russia PJSC (a)(u)	715,224	0
		$23,841,885
Pharmaceuticals – 5.8%
Novo Nordisk A.S., “B”	82,247	$ 7,455,926
Roche Holding AG	61,333	20,428,088
Sanofi	114,308	12,446,954
Santen Pharmaceutical Co. Ltd.	379,100	3,521,284

MFS Blended Research International Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Sun Pharmaceutical Industries Ltd.	409,205	$ 7,450,719
		$51,302,971
Printing & Publishing – 1.4%
Transcontinental, Inc., “A”	205,506	$ 2,464,510
Wolters Kluwer N.V.	64,820	9,948,801
		$12,413,311
Railroad & Shipping – 0.5%
Sankyu, Inc.	106,800	$ 4,180,195
Real Estate – 0.5%
Emaar Properties PJSC	1,261,387	$ 4,653,677
Restaurants – 0.2%
Wetherspoons (J.D.) PLC	233,815	$ 1,766,381
Specialty Chemicals – 1.6%
Linde PLC	19,619	$ 9,163,054
Nitto Denko Corp.	249,000	4,903,572
		$14,066,626
Specialty Stores – 2.9%
Alibaba Group Holding Ltd.	263,900	$ 4,370,437
Carrefour S.A.	146,142	1,935,093
JD.com, Inc., “A”	183,400	3,836,431
NEXT PLC	69,643	8,809,508
PDD Holdings, Inc., ADR (a)	28,892	3,284,731
Walmart de Mexico S.A.B. de C.V.	1,166,018	3,084,950
		$25,321,150
Telecom Services – 3.1%
Hellenic Telecommunications Organization S.A.	233,240	$ 3,634,111
KDDI Corp.	428,000	13,972,525
Koninklijke KPN N.V.	1,035,050	3,951,249
PT Telekom Indonesia	22,482,600	3,186,617
SoftBank Group Corp.	52,400	2,896,987
		$27,641,489
Tobacco – 1.0%
British American Tobacco PLC	224,189	$ 8,705,564
Trucking – 0.2%
Cargojet, Inc.	27,357	$ 1,853,109
Utilities - Electric Power – 3.0%
CLP Holdings Ltd.	791,000	$ 6,555,178
E.ON SE	588,081	7,501,282
Electric Power Development Co.	126,800	2,175,126
Iberdrola S.A.	709,291	10,264,171
		$26,495,757
Total Common Stocks (Identified Cost, $724,538,050)		$858,260,405

MFS Blended Research International Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.2%
Metals & Mining – 0.2%
Gerdau S.A. (Identified Cost, $2,373,831)	680,436	$ 1,925,397
Issuer	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	3,156	$ 0

Mutual Funds (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 4.38% (v) (Identified Cost, $13,652,935)	13,651,570	$ 13,652,935
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.31% (j) (Identified Cost, $1,550,000)	1,550,000	$ 1,550,000
Other Assets, Less Liabilities – 0.5%		4,563,849
Net Assets – 100.0%		$879,952,586
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,652,935 and $861,735,802, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $728,461,881)	$861,735,802
Investments in affiliated issuers, at value (identified cost, $13,652,935)	13,652,935
Cash	77,815
Foreign currency, at value (identified cost, $4,905,137)	4,905,137
Receivables for
Investments sold	40,989,822
Fund shares sold	2,374,818
Interest and dividends	2,233,410
Other assets	1,719
Total assets	$925,971,458
Liabilities
Payables for
Investments purchased	$43,840,956
Fund shares reacquired	284,757
Collateral for securities loaned, at value	1,550,000
Payable to affiliates
Investment adviser	27,458
Administrative services fee	744
Shareholder servicing costs	78,969
Distribution and service fees	1,377
Payable for independent Trustees' compensation	2,567
Deferred foreign capital gains tax expense payable	48,866
Accrued expenses and other liabilities	183,178
Total liabilities	$46,018,872
Net assets	$879,952,586
Net assets consist of
Paid-in capital	$730,995,209
Total distributable earnings (loss)	148,957,377
Net assets	$879,952,586
Shares of beneficial interest outstanding	64,336,164
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$82,982,478	6,003,222	$13.82
Class B	133,853	9,901	13.52
Class C	1,141,668	85,390	13.37
Class I	374,660,671	27,446,861	13.65
Class R1	665,155	49,932	13.32
Class R2	3,407,232	251,988	13.52
Class R3	2,265,941	165,880	13.66
Class R4	1,834,517	134,286	13.66
Class R6	412,861,071	30,188,704	13.68
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.66 [100 / 94.25 x $13.82]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$8,196,330
Dividends from affiliated issuers	192,665
Other	22,989
Income on securities loaned	5,260
Interest	260
Foreign taxes withheld	(801,557)
Total investment income	$7,615,947
Expenses
Management fee	$1,891,629
Distribution and service fees	87,172
Shareholder servicing costs	146,521
Administrative services fee	58,939
Independent Trustees' compensation	7,200
Custodian fee	90,549
Shareholder communications	8,920
Audit and tax fees	48,260
Legal fees	1,750
Miscellaneous	99,606
Total expenses	$2,440,546
Reduction of expenses by investment adviser	(76,599)
Net expenses	$2,363,947
Net investment income (loss)	$5,252,000
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $4,639 foreign capital gains tax)	$30,480,038
Affiliated issuers	(617)
Foreign currency	(110,891)
Net realized gain (loss)	$30,368,530
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $1,013,143 decrease in deferred foreign capital gains tax)	$(17,517,597)
Affiliated issuers	(1,028)
Translation of assets and liabilities in foreign currencies	(111,135)
Net unrealized gain (loss)	$(17,629,760)
Net realized and unrealized gain (loss)	$12,738,770
Change in net assets from operations	$17,990,770
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24
Change in net assets
From operations
Net investment income (loss)	$5,252,000	$18,819,370
Net realized gain (loss)	30,368,530	26,909,477
Net unrealized gain (loss)	(17,629,760)	93,098,621
Change in net assets from operations	$17,990,770	$138,827,468
Total distributions to shareholders	$(34,846,365)	$(18,501,562)
Change in net assets from fund share transactions	$187,492,327	$(30,948,866)
Total change in net assets	$170,636,732	$89,377,040
Net assets
At beginning of period	709,315,854	619,938,814
At end of period	$879,952,586	$709,315,854
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.21	$11.94	$10.77	$13.71	$10.79	$10.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.32	$0.33	$0.31	$0.31	$0.25
Net realized and unrealized gain (loss)	0.14	2.26	1.12	(2.57)	2.87	0.47
Total from investment operations	$0.21	$2.58	$1.45	$(2.26)	$3.18	$0.72
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.31)	$(0.19)	$(0.11)	$(0.26)	$(0.30)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.60)	$(0.31)	$(0.28)	$(0.68)	$(0.26)	$(0.30)
Net asset value, end of period (x)	$13.82	$14.21	$11.94	$10.77	$13.71	$10.79
Total return (%) (r)(s)(t)(x)	1.69(n)	22.08	13.60	(17.24)	29.82	6.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91(a)	0.93	0.96	0.95	0.98	0.99
Expenses after expense reductions	0.89(a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	1.01(a)(l)	2.52	2.90	2.44	2.45	2.39
Portfolio turnover rate	24(n)	51	56	52	68	72
Net assets at end of period (000 omitted)	$82,982	$31,423	$27,916	$18,999	$110,106	$93,455

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$13.83	$11.62	$10.49	$13.61	$10.72	$10.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.22	$0.23	$0.23	$0.22	$0.17
Net realized and unrealized gain (loss)	0.13	2.20	1.10	(2.55)	2.85	0.47
Total from investment operations	$0.16	$2.42	$1.33	$(2.32)	$3.07	$0.64
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.21)	$(0.11)	$(0.23)	$(0.18)	$(0.24)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.47)	$(0.21)	$(0.20)	$(0.80)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$13.52	$13.83	$11.62	$10.49	$13.61	$10.72
Total return (%) (r)(s)(t)(x)	1.34(n)	21.15	12.81	(17.99)	28.84	6.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66(a)	1.67	1.71	1.70	1.72	1.74
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.41(a)(l)	1.76	2.05	1.85	1.75	1.61
Portfolio turnover rate	24(n)	51	56	52	68	72
Net assets at end of period (000 omitted)	$134	$152	$154	$161	$210	$148
Class C	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$13.75	$11.58	$10.48	$13.59	$10.70	$10.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.23	$0.23	$0.23	$0.23	$0.17
Net realized and unrealized gain (loss)	0.14	2.18	1.09	(2.53)	2.83	0.47
Total from investment operations	$0.16	$2.41	$1.32	$(2.30)	$3.06	$0.64
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.24)	$(0.13)	$(0.24)	$(0.17)	$(0.22)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.54)	$(0.24)	$(0.22)	$(0.81)	$(0.17)	$(0.22)
Net asset value, end of period (x)	$13.37	$13.75	$11.58	$10.48	$13.59	$10.70
Total return (%) (r)(s)(t)(x)	1.30(n)	21.20	12.72	(17.91)	28.78	6.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66(a)	1.68	1.71	1.70	1.72	1.74
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.38(a)(l)	1.84	2.10	1.90	1.82	1.64
Portfolio turnover rate	24(n)	51	56	52	68	72
Net assets at end of period (000 omitted)	$1,142	$863	$418	$330	$382	$220

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.04	$11.80	$10.63	$13.78	$10.84	$10.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.34	$0.36	$0.37	$0.38	$0.31
Net realized and unrealized gain (loss)	0.14	2.24	1.10	(2.59)	2.84	0.44
Total from investment operations	$0.23	$2.58	$1.46	$(2.22)	$3.22	$0.75
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.34)	$(0.20)	$(0.36)	$(0.28)	$(0.33)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.62)	$(0.34)	$(0.29)	$(0.93)	$(0.28)	$(0.33)
Net asset value, end of period (x)	$13.65	$14.04	$11.80	$10.63	$13.78	$10.84
Total return (%) (r)(s)(t)(x)	1.83(n)	22.39	13.92	(17.13)	30.14	7.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.66(a)	0.68	0.71	0.70	0.72	0.75
Expenses after expense reductions	0.64(a)	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.36(a)(l)	2.75	3.14	3.09	2.91	3.06
Portfolio turnover rate	24(n)	51	56	52	68	72
Net assets at end of period (000 omitted)	$374,661	$276,337	$251,004	$176,391	$22,325	$5,183
Class R1	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$13.63	$11.48	$10.44	$13.51	$10.65	$10.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.22	$0.23	$0.23	$0.22	$0.17
Net realized and unrealized gain (loss)	0.11	2.18	1.08	(2.53)	2.82	0.47
Total from investment operations	$0.15	$2.40	$1.31	$(2.30)	$3.04	$0.64
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.25)	$(0.18)	$(0.20)	$(0.18)	$(0.23)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.46)	$(0.25)	$(0.27)	$(0.77)	$(0.18)	$(0.23)
Net asset value, end of period (x)	$13.32	$13.63	$11.48	$10.44	$13.51	$10.65
Total return (%) (r)(s)(t)(x)	1.28(n)	21.25	12.68	(17.95)	28.83	6.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66(a)	1.67	1.71	1.70	1.72	1.74
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.57(a)(l)	1.83	2.08	1.95	1.74	1.63
Portfolio turnover rate	24(n)	51	56	52	68	72
Net assets at end of period (000 omitted)	$665	$1,105	$879	$314	$233	$166

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$13.88	$11.68	$10.55	$13.72	$10.80	$10.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.29	$0.31	$0.31	$0.29	$0.22
Net realized and unrealized gain (loss)	0.13	2.21	1.08	(2.57)	2.86	0.47
Total from investment operations	$0.19	$2.50	$1.39	$(2.26)	$3.15	$0.69
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.30)	$(0.17)	$(0.34)	$(0.23)	$(0.27)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.55)	$(0.30)	$(0.26)	$(0.91)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$13.52	$13.88	$11.68	$10.55	$13.72	$10.80
Total return (%) (r)(s)(t)(x)	1.56(n)	21.83	13.31	(17.55)	29.50	6.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16(a)	1.18	1.21	1.20	1.22	1.24
Expenses after expense reductions	1.14(a)	1.14	1.14	1.14	1.14	1.14
Net investment income (loss)	0.88(a)(l)	2.37	2.76	2.61	2.30	2.12
Portfolio turnover rate	24(n)	51	56	52	68	72
Net assets at end of period (000 omitted)	$3,407	$3,143	$2,744	$1,261	$404	$156
Class R3	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.04	$11.81	$10.65	$13.82	$10.88	$10.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.33	$0.35	$0.32	$0.29	$0.25
Net realized and unrealized gain (loss)	0.13	2.22	1.09	(2.58)	2.91	0.49
Total from investment operations	$0.21	$2.55	$1.44	$(2.26)	$3.20	$0.74
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.32)	$(0.19)	$(0.34)	$(0.26)	$(0.31)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.59)	$(0.32)	$(0.28)	$(0.91)	$(0.26)	$(0.31)
Net asset value, end of period (x)	$13.66	$14.04	$11.81	$10.65	$13.82	$10.88
Total return (%) (r)(s)(t)(x)	1.68(n)	22.08	13.67	(17.37)	29.75	6.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91(a)	0.93	0.96	0.95	0.96	0.99
Expenses after expense reductions	0.89(a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	1.12(a)(l)	2.60	3.08	2.64	2.22	2.37
Portfolio turnover rate	24(n)	51	56	52	68	72
Net assets at end of period (000 omitted)	$2,266	$1,911	$1,228	$532	$395	$64

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.06	$11.81	$10.65	$13.79	$10.85	$10.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.39	$0.35	$0.38	$0.35	$0.27
Net realized and unrealized gain (loss)	0.13	2.20	1.11	(2.59)	2.87	0.49
Total from investment operations	$0.22	$2.59	$1.46	$(2.21)	$3.22	$0.76
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.34)	$(0.21)	$(0.36)	$(0.28)	$(0.33)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.62)	$(0.34)	$(0.30)	$(0.93)	$(0.28)	$(0.33)
Net asset value, end of period (x)	$13.66	$14.06	$11.81	$10.65	$13.79	$10.85
Total return (%) (r)(s)(t)(x)	1.80(n)	22.45	13.83	(17.09)	30.12	7.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.66(a)	0.67	0.71	0.69	0.72	0.74
Expenses after expense reductions	0.64(a)	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.33(a)(l)	3.10	3.08	3.11	2.73	2.62
Portfolio turnover rate	24(n)	51	56	52	68	72
Net assets at end of period (000 omitted)	$1,835	$796	$391	$329	$81	$62
Class R6	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.07	$11.82	$10.65	$13.80	$10.85	$10.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.36	$0.35	$0.37	$0.36	$0.29
Net realized and unrealized gain (loss)	0.14	2.24	1.12	(2.58)	2.88	0.47
Total from investment operations	$0.24	$2.60	$1.47	$(2.21)	$3.24	$0.76
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.35)	$(0.21)	$(0.37)	$(0.29)	$(0.34)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.63)	$(0.35)	$(0.30)	$(0.94)	$(0.29)	$(0.34)
Net asset value, end of period (x)	$13.68	$14.07	$11.82	$10.65	$13.80	$10.85
Total return (%) (r)(s)(t)(x)	1.91(n)	22.52	13.94	(17.07)	30.32	7.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.59(a)	0.59	0.62	0.62	0.63	0.65
Expenses after expense reductions	0.57(a)	0.56	0.56	0.55	0.55	0.55
Net investment income (loss)	1.47(a)(l)	2.91	3.13	3.02	2.82	2.76
Portfolio turnover rate	24(n)	51	56	52	68	72
Net assets at end of period (000 omitted)	$412,861	$393,585	$335,205	$291,234	$293,695	$247,726

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research International Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$14,003,854	$110,958,556	$—	$124,962,410
France	4,465,497	87,366,419	—	91,831,916
United Kingdom	8,705,564	73,542,857	—	82,248,421
China	45,791,300	27,850,091	—	73,641,391
Canada	67,147,189	0	—	67,147,189
Taiwan	29,917,432	12,613,489	—	42,530,921
Switzerland	2,268,815	38,052,610	—	40,321,425
Netherlands	3,951,249	32,708,528	—	36,659,777
South Korea	—	35,974,148	—	35,974,148
Other Countries	136,499,701	128,368,503	0	264,868,204
Investment Companies	15,202,935	—	—	15,202,935
Total	$327,953,536	$547,435,201	$0	$875,388,737
For further information regarding security characteristics, see the Portfolio of Investments.  At February 28, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at August 31, 2024.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited) - continued
the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had no securities on loan, but had cash collateral of $1,550,000 related to recently loaned securities. The liability related to this cash collateral is presented on the Statement of Assets and Liabilities. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent.  On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited) - continued
Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$18,501,562
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/25
Cost of investments	$748,407,139
Gross appreciation	149,567,428
Gross depreciation	(22,585,830)
Net unrealized appreciation (depreciation)	$126,981,598
As of 8/31/24
Undistributed ordinary income	21,001,454
Undistributed long-term capital gain	440,328
Other temporary differences	(1,142,176)
Net unrealized appreciation (depreciation)	145,513,366
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/25	Year ended 8/31/24
Class A	$2,588,129	$688,321
Class B	4,836	2,535
Class C	45,497	9,656
Class I	13,550,930	7,494,228
Class R1	30,832	20,382
Class R2	130,165	69,777
Class R3	85,528	34,451
Class R4	73,750	11,319
Class R6	18,336,698	10,170,893
Total	$34,846,365	$18,501,562
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this management fee reduction amounted to $51,702, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.58%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this reduction amounted to $24,897, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,129 for the six months ended February 28, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 66,377
Class B	0.75%	0.25%	1.00%	1.00%	695
Class C	0.75%	0.25%	1.00%	1.00%	5,241
Class R1	0.75%	0.25%	1.00%	1.00%	4,223
Class R2	0.25%	0.25%	0.50%	0.50%	8,102
Class R3	—	0.25%	0.25%	0.25%	2,534
Total Distribution and Service Fees					$87,172
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2025, were as follows:
Amount
Class A	$1
Class B	—
Class C	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2025, the fee was $2,775, which equated to 0.0007% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $143,746.

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.0156% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	2	$35
8/19/2024	Redemption	Class I	3	36
8/19/2024	Redemption	Class R2	3	35
8/19/2024	Redemption	Class R3	2	24
At February 28, 2025, MFS held approximately 65% of the outstanding shares of Class B.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2025, this reimbursement amounted to $22,858, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended February 28, 2025, purchases and sales of investments, other than short-term obligations, aggregated $330,471,355 and $183,357,888, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,014,709	$56,094,943	431,687	$5,529,248
Class C	25,884	349,948	30,123	381,832
Class I	8,533,140	114,887,873	3,418,484	41,414,017
Class R1	2,797	37,109	13,707	161,022
Class R2	53,750	726,666	76,390	929,151
Class R3	38,938	526,016	54,792	687,709
Class R4	80,424	1,102,848	24,759	303,236
Class R6	3,573,275	48,202,462	3,263,710	39,479,217
	16,322,917	$221,927,865	7,313,652	$88,885,432

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	194,889	$2,588,129	57,104	$688,102
Class B	372	4,836	215	2,535
Class C	3,535	45,497	825	9,656
Class I	1,033,591	13,550,372	630,804	7,493,954
Class R1	2,405	30,832	1,756	20,382
Class R2	10,013	130,165	5,918	69,777
Class R3	6,519	85,528	2,895	34,451
Class R4	5,621	73,750	952	11,319
Class R6	1,395,765	18,326,395	854,194	10,164,913
	2,652,710	$34,835,504	1,554,663	$18,495,089
Shares reacquired
Class A	(417,497)	$(5,772,990)	(615,769)	$(7,548,485)
Class B	(1,475)	(20,158)	(2,456)	(29,205)
Class C	(6,838)	(89,475)	(4,206)	(52,435)
Class I	(1,800,631)	(24,568,712)	(5,641,262)	(70,496,733)
Class R1	(36,382)	(478,063)	(10,881)	(136,710)
Class R2	(38,215)	(526,211)	(90,752)	(1,135,406)
Class R3	(15,729)	(220,047)	(25,519)	(321,118)
Class R4	(8,389)	(119,133)	(2,207)	(27,914)
Class R6	(2,750,771)	(37,476,253)	(4,499,045)	(58,581,381)
	(5,075,927)	$(69,271,042)	(10,892,097)	$(138,329,387)
Net change
Class A	3,792,101	$52,910,082	(126,978)	$(1,331,135)
Class B	(1,103)	(15,322)	(2,241)	(26,670)
Class C	22,581	305,970	26,742	339,053
Class I	7,766,100	103,869,533	(1,591,974)	(21,588,762)
Class R1	(31,180)	(410,122)	4,582	44,694
Class R2	25,548	330,620	(8,444)	(136,478)
Class R3	29,728	391,497	32,168	401,042
Class R4	77,656	1,057,465	23,504	286,641
Class R6	2,218,269	29,052,604	(381,141)	(8,937,251)
	13,899,700	$187,492,327	(2,023,782)	$(30,948,866)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 8%, 7%, 6%, 5%, 4%, 4%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited) - continued
Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2025, the fund’s commitment fee and interest expense were $1,689 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,572,186	$123,209,036	$115,126,642	$(617)	$(1,028)	$13,652,935
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$192,665	$—
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

MFS Blended Research International Equity Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust IV, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	10,782,635,222.300	213,803,034.193
John A. Caroselli	10,789,639,397.240	206,798,859.252
Maureen R. Goldfarb	10,801,884,681.853	194,553,574.639
Peter D. Jones	10,785,228,152.608	211,210,103.884
John P. Kavanaugh	10,790,527,591.159	205,910,665.333
James W. Kilman, Jr.	10,792,741,790.244	203,696,466.248
Clarence Otis, Jr.	10,785,544,560.673	210,893,695.819
Michael W. Roberge	10,794,097,076.888	202,341,179.604
Maryanne L. Roepke	10,807,205,274.932	189,232,981.560
Paula E. Smith	10,806,574,443.766	189,863,812.726
Laurie J. Thomsen	10,807,129,665.340	189,308,591.152
Darrell A. Williams	10,791,882,861.823	204,555,394.669

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research International Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research International Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research International Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST IV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   April 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  April 14, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  April 14, 2025

*  Print name and title of each signing officer under his or her signature.